EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.48%
	American Express Credit Account Master Trust
	Series 2022-1 Class A
$ 1,000,000	2.21%, 03/15/2027	$ 951,754
	Series 2022-3 Class A
550,000	3.75%, 08/15/2027	532,375
1,000,000	BA Credit Card Trust Series 2022-A2 Class A2 5.00%, 04/15/2028	989,593
	Capital One Multi-Asset Execution Trust
	Series 2019-A3 Class A3
500,000	2.06%, 08/15/2028	456,447
	Series 2021-A2 Class A2
1,000,000	1.39%, 07/15/2030	833,479
	Series 2022-A2 Class A
1,300,000	3.49%, 05/15/2027	1,255,907
1,100,000	Carmax Auto Owner Trust Series 2021-1 Class A4 0.53%, 10/15/2026	1,024,824
	CNH Equipment Trust
	Series 2021-B Class A4
1,300,000	0.70%, 05/17/2027	1,183,011
	Series 2022-B Class A4
2,000,000	3.91%, 03/15/2028	1,903,995
1,100,000	Discover Card Execution Note Trust Series 2023-A1 Class A 4.31%, 03/15/2028	1,070,715
1,100,000	Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A 4.06%, 11/15/2030	1,021,678
1,000,000	GM Financial Consumer Automobile Receivables Trust Series 2022-3 Class A4 3.71%, 12/16/2027	959,647
1,200,000	Nissan Auto Receivables Owner Trust Series 2022-B Class A4 4.45%, 11/15/2029	1,169,017
750,000	Toyota Auto Loan Extended Note Trust(a) Series 2019-1A Class A 2.56%, 11/25/2031	733,565
1,100,000	Toyota Auto Receivables Owner Trust Series 2022-B Class A4 3.11%, 08/16/2027	1,042,654
1,000,000	Verizon Master Trust Series 2021-1 Class A 0.50%, 05/20/2027	965,894
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,000,000	World Omni Auto Receivables Trust Series 2020-C Class A4 0.61%, 10/15/2026	$ 948,795
TOTAL ASSET-BACKED SECURITIES — 0.48% (Cost $17,470,563)		$17,043,350
CORPORATE BONDS AND NOTES
Basic Materials — 0.60%
1,000,000	Air Products & Chemicals Inc(b) 4.80%, 03/03/2033	959,364
1,000,000	Albemarle Corp(b) 5.05%, 06/01/2032	907,226
	BHP Billiton Finance USA Ltd
1,500,000	5.25%, 09/08/2026	1,490,270
2,000,000	5.00%, 09/30/2043	1,803,615
1,000,000	Cabot Corp 5.00%, 06/30/2032	914,122
1,000,000	Celanese US Holdings LLC 6.17%, 07/15/2027	986,070
	CF Industries Inc
175,000	5.15%, 03/15/2034	160,856
1,000,000	4.95%, 06/01/2043	810,936
2,150,000	Dow Chemical Co 4.80%, 11/30/2028	2,085,521
1,500,000	Eastman Chemical Co 4.65%, 10/15/2044	1,152,884
	Ecolab Inc
500,000	1.65%, 02/01/2027	443,624
1,000,000	2.70%, 12/15/2051	584,249
1,000,000	LYB International Finance BV 5.25%, 07/15/2043	848,009
250,000	Mosaic Co 5.45%, 11/15/2033	234,903
500,000	Newmont Corp 2.80%, 10/01/2029	423,428
1,000,000	Nucor Corp 3.95%, 05/23/2025	969,955
	Nutrien Ltd
1,000,000	4.90%, 03/27/2028	965,817
1,000,000	4.13%, 03/15/2035	832,577
1,000,000	Rio Tinto Finance USA PLC(b) 5.00%, 03/09/2033	959,819
2,000,000	Sherwin-Williams Co 2.20%, 03/15/2032	1,533,318
500,000	Southern Copper Corp 5.25%, 11/08/2042	432,274
1,000,000	Steel Dynamics Inc 3.45%, 04/15/2030	866,907
250,000	Vale Overseas Ltd 6.88%, 11/21/2036	251,544
1,175,000	Westlake Corp 3.13%, 08/15/2051	676,932
		21,294,220

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
Communications — 2.07%
	Alphabet Inc
$ 1,000,000	2.00%, 08/15/2026	$ 920,117
175,000	1.90%, 08/15/2040	109,438
	Amazon.com Inc
2,000,000	3.15%, 08/22/2027	1,860,320
2,000,000	4.65%, 12/01/2029	1,950,790
175,000	2.10%, 05/12/2031	140,292
1,000,000	3.60%, 04/13/2032	886,746
2,500,000	2.50%, 06/03/2050	1,464,644
1,675,000	3.10%, 05/12/2051	1,105,360
175,000	3.25%, 05/12/2061	112,191
750,000	America Movil SAB de CV 2.88%, 05/07/2030	627,854
	AT&T Inc
175,000	2.30%, 06/01/2027	154,953
2,629,000	4.30%, 02/15/2030	2,393,971
2,000,000	2.75%, 06/01/2031	1,600,005
4,838,000	2.55%, 12/01/2033	3,553,454
175,000	4.50%, 05/15/2035	149,270
3,222,000	3.30%, 02/01/2052	1,982,274
1,034,000	3.50%, 09/15/2053	638,856
925,000	Bell Telephone Co of Canada or Bell Canada 3.20%, 02/15/2052	569,085
	Charter Communications Operating LLC / Charter Communications Operating Capital
945,000	4.91%, 07/23/2025	923,409
3,000,000	3.50%, 03/01/2042	1,853,906
2,000,000	5.38%, 05/01/2047	1,524,047
1,000,000	Cisco Systems Inc 5.90%, 02/15/2039	1,031,276
	Comcast Corp
1,000,000	4.55%, 01/15/2029	960,341
2,000,000	1.95%, 01/15/2031	1,563,698
1,000,000	5.50%, 11/15/2032	988,463
2,000,000	4.80%, 05/15/2033(b)	1,876,284
4,500,000	3.40%, 07/15/2046	3,065,318
175,000	2.80%, 01/15/2051	102,433
1,586,000	2.89%, 11/01/2051	934,693
1,388,000	2.94%, 11/01/2056	788,837
175,000	2.99%, 11/01/2063	96,782
640,000	Deutsche Telekom International Finance BV 8.75%, 06/15/2030	733,083
2,000,000	Discovery Communications LLC 3.63%, 05/15/2030	1,692,878
1,000,000	eBay Inc 2.60%, 05/10/2031	801,456
2,000,000	Fox Corp 5.48%, 01/25/2039	1,728,459
1,500,000	Motorola Solutions Inc 2.75%, 05/24/2031	1,184,775
1,000,000	Netflix Inc(a)(b) 4.88%, 06/15/2030	946,708
1,500,000	Paramount Global 2.90%, 01/15/2027	1,329,668
Principal Amount		Fair Value
Communications — (continued)
$ 2,000,000	Rogers Communications Inc 4.50%, 03/15/2042	$ 1,548,665
1,175,000	Telefonica Emisiones SA 5.21%, 03/08/2047	935,847
750,000	Time Warner Cable LLC 4.50%, 09/15/2042	519,614
	T-Mobile USA Inc
1,500,000	1.50%, 02/15/2026	1,360,109
1,000,000	4.80%, 07/15/2028(b)	961,025
1,500,000	5.20%, 01/15/2033	1,415,648
1,000,000	5.75%, 01/15/2034	975,522
2,500,000	4.38%, 04/15/2040	2,008,820
1,675,000	3.40%, 10/15/2052	1,046,281
175,000	3.60%, 11/15/2060	108,256
	TWDC Enterprises 18 Corp
1,500,000	1.85%, 07/30/2026	1,361,504
2,500,000	4.13%, 12/01/2041	1,992,525
1,000,000	VeriSign Inc 2.70%, 06/15/2031	796,484
	Verizon Communications Inc
1,500,000	2.63%, 08/15/2026	1,385,559
1,110,000	2.10%, 03/22/2028	953,424
1,000,000	1.75%, 01/20/2031	753,558
1,675,000	2.55%, 03/21/2031	1,333,694
3,500,000	2.85%, 09/03/2041	2,262,703
1,250,000	3.85%, 11/01/2042	923,792
1,175,000	3.55%, 03/22/2051	773,176
1,675,000	2.99%, 10/30/2056	929,782
175,000	3.70%, 03/22/2061	111,362
	Vodafone Group PLC
500,000	4.13%, 05/30/2025	487,472
1,000,000	5.63%, 02/10/2053	886,177
	Walt Disney Co
2,500,000	2.20%, 01/13/2028	2,215,408
1,500,000	2.65%, 01/13/2031	1,242,030
		73,634,571
Consumer, Cyclical — 1.56%
	American Honda Finance Corp
500,000	4.60%, 04/17/2025	491,998
1,000,000	5.13%, 07/07/2028	984,379
1,000,000	Aptiv PLC 3.10%, 12/01/2051	571,654
175,000	AutoNation Inc 2.40%, 08/01/2031	129,015
500,000	AutoZone Inc 5.20%, 08/01/2033	468,018
175,000	Brunswick Corp 2.40%, 08/18/2031	128,111
1,500,000	Costco Wholesale Corp(b) 1.75%, 04/20/2032	1,148,241
1,000,000	Daimler Trucks Finance North America LLC(a) 2.50%, 12/14/2031	779,982
	Dollar General Corp
1,000,000	5.20%, 07/05/2028	970,052
500,000	3.50%, 04/03/2030	427,264

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 1,000,000	Dollar Tree Inc 2.65%, 12/01/2031	$ 774,950
1,000,000	DR Horton Inc(b) 1.40%, 10/15/2027	849,440
	General Motors Co
1,175,000	6.25%, 10/02/2043	1,052,731
1,500,000	5.20%, 04/01/2045	1,166,274
	General Motors Financial Co Inc
500,000	1.25%, 01/08/2026	446,887
1,000,000	5.40%, 04/06/2026	979,309
2,675,000	2.70%, 08/20/2027	2,346,549
1,000,000	6.00%, 01/09/2028	987,758
	Home Depot Inc
1,000,000	3.90%, 12/06/2028	944,071
1,500,000	1.88%, 09/15/2031	1,164,472
2,000,000	4.50%, 09/15/2032(b)	1,886,940
1,500,000	3.63%, 04/15/2052	1,073,588
500,000	Hyatt Hotels Corp 5.75%, 01/30/2027	496,793
175,000	Las Vegas Sands Corp 2.90%, 06/25/2025	163,142
	Lowe's Cos Inc
2,000,000	3.65%, 04/05/2029	1,815,017
2,000,000	5.00%, 04/15/2033(b)	1,882,377
1,000,000	2.80%, 09/15/2041	645,910
	Marriott International Inc
1,000,000	3.13%, 06/15/2026	934,802
1,000,000	5.55%, 10/15/2028	988,812
1,000,000	4.90%, 04/15/2029	953,449
	McDonald's Corp
1,000,000	2.63%, 09/01/2029	863,272
3,000,000	4.60%, 09/09/2032(b)	2,822,132
1,000,000	5.45%, 08/14/2053	940,297
	Mercedes-Benz Finance North America LLC(a)
1,000,000	1.45%, 03/02/2026	906,642
500,000	5.10%, 08/03/2028	489,656
1,000,000	Nike Inc 2.85%, 03/27/2030	866,216
1,000,000	O'Reilly Automotive Inc 4.70%, 06/15/2032	916,399
	PACCAR Financial Corp
500,000	5.05%, 08/10/2026	497,592
500,000	2.00%, 02/04/2027	449,433
	Starbucks Corp
1,500,000	2.25%, 03/12/2030	1,228,705
1,000,000	4.80%, 02/15/2033(b)	940,953
	Target Corp
1,500,000	3.38%, 04/15/2029	1,375,928
1,000,000	2.95%, 01/15/2052	610,049
1,000,000	TJX Cos Inc 1.15%, 05/15/2028	836,580
	Toyota Motor Credit Corp
3,000,000	1.90%, 01/13/2027	2,689,657
1,000,000	5.25%, 09/11/2028	994,357
1,000,000	4.45%, 06/29/2029	960,493
600,000	Walgreens Boots Alliance Inc 3.45%, 06/01/2026	555,847
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
	Walmart Inc
$ 2,500,000	1.50%, 09/22/2028	$ 2,120,192
1,000,000	4.15%, 09/09/2032(b)	931,087
1,000,000	4.10%, 04/15/2033	914,617
	Warnermedia Holdings Inc
1,000,000	6.41%, 03/15/2026	999,833
2,500,000	4.05%, 03/15/2029	2,227,403
2,000,000	5.05%, 03/15/2042	1,546,777
		55,336,102
Consumer, Non-Cyclical — 4.36%
	Abbott Laboratories
1,000,000	1.15%, 01/30/2028	851,472
2,500,000	1.40%, 06/30/2030(b)	1,986,311
	AbbVie Inc
1,000,000	2.95%, 11/21/2026	928,011
2,500,000	4.50%, 05/14/2035	2,258,837
2,000,000	4.88%, 11/14/2048	1,747,774
1,175,000	4.25%, 11/21/2049	930,203
500,000	Aetna Inc 3.88%, 08/15/2047	350,378
750,000	Alcon Finance Corp(a) 5.38%, 12/06/2032	727,483
500,000	AmerisourceBergen Corp 2.80%, 05/15/2030	419,094
	Amgen Inc
175,000	1.65%, 08/15/2028	147,330
2,834,000	2.00%, 01/15/2032	2,150,690
5,229,000	2.80%, 08/15/2041	3,391,980
1,675,000	3.00%, 01/15/2052(b)	1,011,870
1,892,000	2.77%, 09/01/2053	1,054,338
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
500,000	3.65%, 02/01/2026	480,180
5,500,000	4.70%, 02/01/2036	5,040,950
1,175,000	4.90%, 02/01/2046	1,024,064
1,000,000	Archer-Daniels-Midland Co 2.90%, 03/01/2032	832,917
1,000,000	Astrazeneca Finance LLC 4.88%, 03/03/2028	982,473
	AstraZeneca PLC
1,500,000	1.38%, 08/06/2030	1,163,280
1,000,000	4.00%, 09/18/2042	811,963
1,000,000	Bacardi Ltd / Bacardi-Martini BV(a) 5.40%, 06/15/2033	937,025
	Baxter International Inc
1,000,000	2.54%, 02/01/2032(b)	774,383
1,000,000	3.13%, 12/01/2051	595,055
	Becton Dickinson & Co
500,000	3.70%, 06/06/2027	468,569
1,000,000	4.30%, 08/22/2032	904,213
500,000	4.67%, 06/06/2047	416,113
1,500,000	Biogen Inc 4.05%, 09/15/2025	1,448,563
1,000,000	Boston Scientific Corp 2.65%, 06/01/2030	835,829

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Bristol-Myers Squibb Co
$ 1,000,000	1.13%, 11/13/2027	$ 854,122
1,500,000	1.45%, 11/13/2030	1,153,156
1,000,000	4.13%, 06/15/2039	833,942
1,500,000	4.35%, 11/15/2047	1,214,803
500,000	Bunge Ltd Finance Corp 2.75%, 05/14/2031	404,974
500,000	Campbell Soup Co 2.38%, 04/24/2030	405,019
1,000,000	Cardinal Health Inc 4.37%, 06/15/2047	754,493
2,500,000	Centene Corp 2.50%, 03/01/2031	1,920,546
	Cigna Group
1,000,000	5.69%, 03/15/2026	993,789
2,000,000	2.40%, 03/15/2030	1,642,228
1,750,000	4.80%, 08/15/2038	1,541,527
175,000	4.90%, 12/15/2048	147,477
1,000,000	Cintas Corp No 2(b) 4.00%, 05/01/2032	901,878
	Coca-Cola Co
2,500,000	2.00%, 03/05/2031	2,012,266
2,000,000	2.60%, 06/01/2050	1,222,842
1,000,000	Colgate-Palmolive Co 3.25%, 08/15/2032	872,993
	Conagra Brands Inc
750,000	4.60%, 11/01/2025	729,845
1,000,000	5.30%, 10/01/2026	989,844
	Constellation Brands Inc
2,000,000	4.75%, 05/09/2032	1,852,745
500,000	5.25%, 11/15/2048	443,167
1,000,000	CSL Finance PLC(a) 4.63%, 04/27/2042	852,827
	CVS Health Corp
750,000	1.30%, 08/21/2027	637,448
1,000,000	5.13%, 02/21/2030	961,824
1,000,000	5.25%, 01/30/2031	960,823
1,175,000	2.13%, 09/15/2031	898,585
2,833,000	4.78%, 03/25/2038	2,439,637
2,000,000	2.70%, 08/21/2040	1,260,873
1,263,529	CVS Pass-Through Trust 6.04%, 12/10/2028	1,250,170
1,000,000	Danaher Corp 2.80%, 12/10/2051	609,512
1,000,000	Diageo Capital PLC 5.50%, 01/24/2033	1,002,297
	Elevance Health Inc
1,000,000	2.88%, 09/15/2029	862,216
1,000,000	2.25%, 05/15/2030	813,560
500,000	4.10%, 05/15/2032	445,355
500,000	4.63%, 05/15/2042	419,371
1,000,000	6.10%, 10/15/2052	1,006,242
	Eli Lilly & Co
1,000,000	4.70%, 02/27/2033	962,665
1,000,000	2.25%, 05/15/2050	563,463
	Equifax Inc
1,000,000	5.10%, 06/01/2028	966,304
175,000	2.35%, 09/15/2031	132,969
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Estee Lauder Cos Inc
$ 1,000,000	2.38%, 12/01/2029	$ 841,251
1,000,000	4.65%, 05/15/2033(b)	932,730
	GE HealthCare Technologies Inc
1,000,000	5.65%, 11/15/2027	998,359
1,000,000	5.91%, 11/22/2032	992,099
	General Mills Inc
1,000,000	4.20%, 04/17/2028	942,746
1,000,000	4.95%, 03/29/2033(b)	936,975
	Gilead Sciences Inc
1,000,000	1.20%, 10/01/2027	850,495
2,175,000	2.60%, 10/01/2040	1,435,659
1,000,000	5.55%, 10/15/2053	961,447
	Global Payments Inc
500,000	5.40%, 08/15/2032	468,676
500,000	4.15%, 08/15/2049	343,355
1,000,000	Haleon US Capital LLC 3.63%, 03/24/2032	857,652
	HCA Inc
2,000,000	4.13%, 06/15/2029	1,810,562
2,000,000	2.38%, 07/15/2031	1,530,778
1,000,000	5.50%, 06/01/2033	945,723
675,000	3.50%, 07/15/2051	421,530
	Hershey Co
1,000,000	1.70%, 06/01/2030	798,068
1,000,000	4.50%, 05/04/2033	943,493
	Humana Inc
1,500,000	3.95%, 03/15/2027	1,422,874
1,000,000	5.88%, 03/01/2033	994,120
1,000,000	Illumina Inc 5.75%, 12/13/2027	983,248
1,000,000	J M Smucker Co(b) 2.13%, 03/15/2032	753,820
3,000,000	Johnson & Johnson 3.40%, 01/15/2038	2,419,767
1,000,000	Kellanova 5.25%, 03/01/2033	955,530
	Kenvue Inc(a)
1,000,000	5.00%, 03/22/2030	974,287
1,000,000	5.10%, 03/22/2043	922,793
2,500,000	Keurig Dr Pepper Inc 4.60%, 05/25/2028	2,403,076
1,000,000	Kimberly-Clark Corp 1.05%, 09/15/2027	852,831
	Kraft Heinz Foods Co
2,000,000	3.75%, 04/01/2030	1,785,088
500,000	5.00%, 07/15/2035	463,519
2,000,000	Kroger Co(b) 2.20%, 05/01/2030	1,599,167
1,000,000	Laboratory Corp of America Holdings 3.60%, 09/01/2027	936,386
1,000,000	Mars Inc(a) 4.75%, 04/20/2033	946,525
	McCormick & Co Inc
357,000	3.25%, 11/15/2025	339,406
1,000,000	4.95%, 04/15/2033(b)	930,456
1,000,000	McKesson Corp 1.30%, 08/15/2026	889,869

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,000,000	Medtronic Global Holdings SCA 4.50%, 03/30/2033	$ 931,559
	Merck & Co Inc
1,000,000	3.40%, 03/07/2029	913,948
1,000,000	4.30%, 05/17/2030	945,109
500,000	1.45%, 06/24/2030	391,737
2,000,000	2.15%, 12/10/2031	1,581,572
1,000,000	4.90%, 05/17/2044	912,141
500,000	Molson Coors Beverage Co 4.20%, 07/15/2046	376,026
1,500,000	Mondelez International Inc 2.75%, 04/13/2030	1,261,929
500,000	Moody's Corp 3.25%, 01/15/2028	458,437
2,000,000	Novartis Capital Corp 2.20%, 08/14/2030	1,657,716
1,500,000	PayPal Holdings Inc 2.85%, 10/01/2029	1,300,323
	PepsiCo Inc
1,000,000	4.45%, 02/15/2033(b)	958,194
2,500,000	3.45%, 10/06/2046	1,842,971
	Pfizer Inc
1,175,000	1.75%, 08/18/2031	910,438
1,500,000	4.00%, 12/15/2036	1,294,682
3,000,000	2.55%, 05/28/2040	2,017,884
1,000,000	Pfizer Investment Enterprises Pte Ltd 4.75%, 05/19/2033	945,278
2,000,000	Procter & Gamble Co 1.20%, 10/29/2030	1,548,043
1,000,000	Regeneron Pharmaceuticals Inc 1.75%, 09/15/2030	769,450
1,000,000	Revvity Inc 2.25%, 09/15/2031	760,028
175,000	Royalty Pharma PLC(b) 2.15%, 09/02/2031	130,957
	S&P Global Inc
1,000,000	2.90%, 03/01/2032	823,020
1,000,000	5.25%, 09/15/2033(a)	974,730
1,000,000	Stryker Corp 4.63%, 03/15/2046	842,177
1,000,000	Sysco Corp 3.25%, 07/15/2027	919,071
1,000,000	Takeda Pharmaceutical Co Ltd 2.05%, 03/31/2030	804,137
	Thermo Fisher Scientific Inc
1,500,000	4.95%, 08/10/2026	1,484,767
175,000	1.75%, 10/15/2028	148,083
1,175,000	2.00%, 10/15/2031	911,324
2,409,000	2.80%, 10/15/2041	1,623,428
1,000,000	Tyson Foods Inc 4.00%, 03/01/2026	960,208
	Unilever Capital Corp
1,000,000	4.88%, 09/08/2028	985,056
185,000	1.75%, 08/12/2031	143,372
1,175,000	2.63%, 08/12/2051	709,075
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	UnitedHealth Group Inc
$ 1,000,000	5.25%, 02/15/2028	$ 1,001,699
2,000,000	4.00%, 05/15/2029	1,871,737
1,000,000	4.50%, 04/15/2033	925,311
1,500,000	3.50%, 08/15/2039	1,154,992
2,500,000	2.90%, 05/15/2050	1,535,005
1,000,000	5.05%, 04/15/2053	894,663
1,000,000	Universal Health Services Inc 2.65%, 10/15/2030	779,418
500,000	Utah Acquisition Sub Inc 3.95%, 06/15/2026	468,372
	Viatris Inc
175,000	2.70%, 06/22/2030	136,807
1,000,000	3.85%, 06/22/2040	651,288
1,028,000	Zimmer Biomet Holdings Inc 4.25%, 08/15/2035	834,272
	Zoetis Inc
1,000,000	2.00%, 05/15/2030	800,474
500,000	5.60%, 11/16/2032	497,719
		154,982,132
Energy — 1.79%
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc
1,000,000	2.06%, 12/15/2026	897,525
467,000	4.08%, 12/15/2047	349,045
	BP Capital Markets America Inc
3,175,000	3.63%, 04/06/2030	2,858,842
1,500,000	2.77%, 11/10/2050	883,112
1,000,000	3.00%, 03/17/2052	613,244
1,000,000	Canadian Natural Resources Ltd 3.85%, 06/01/2027	932,303
1,000,000	Cenovus Energy Inc 2.65%, 01/15/2032	777,026
	Cheniere Corpus Christi Holdings LLC
500,000	5.13%, 06/30/2027	485,876
175,000	2.74%, 12/31/2039	130,863
2,000,000	Chevron Corp 3.08%, 05/11/2050	1,341,713
2,500,000	Chevron USA Inc 3.85%, 01/15/2028	2,375,974
43,000	Cimarex Energy Co 4.38%, 03/15/2029	35,452
1,000,000	Columbia Pipelines Operating Co LLC(a) 6.04%, 11/15/2033	976,105
	ConocoPhillips Co
438,000	5.90%, 10/15/2032	453,901
1,175,000	3.76%, 03/15/2042	900,118
	Coterra Energy Inc
1,000,000	3.90%, 05/15/2027	939,077
9,000	4.38%, 03/15/2029	8,323
1,000,000	Devon Energy Corp 5.60%, 07/15/2041	884,666

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 1,000,000	Diamondback Energy Inc 3.50%, 12/01/2029	$ 887,361
1,175,000	Enbridge Inc 2.50%, 08/01/2033	871,568
	Energy Transfer LP
1,000,000	2.90%, 05/15/2025	950,025
1,000,000	4.20%, 04/15/2027	942,234
2,000,000	5.75%, 02/15/2033	1,922,527
1,000,000	5.15%, 03/15/2045	805,716
	Enterprise Products Operating LLC
1,500,000	2.80%, 01/31/2030	1,273,307
1,000,000	5.35%, 01/31/2033(b)	977,648
664,000	4.85%, 08/15/2042	572,816
175,000	4.20%, 01/31/2050	134,996
500,000	EQT Corp 5.70%, 04/01/2028	490,042
3,000,000	Equinor ASA(b) 3.13%, 04/06/2030	2,655,079
	Exxon Mobil Corp
175,000	2.61%, 10/15/2030	147,766
1,175,000	3.00%, 08/16/2039	856,993
2,421,000	3.45%, 04/15/2051	1,693,907
500,000	Halliburton Co 5.00%, 11/15/2045	423,843
1,000,000	Hess Corp 5.60%, 02/15/2041	902,969
	Kinder Morgan Energy Partners LP
175,000	6.95%, 01/15/2038	180,121
1,500,000	4.70%, 11/01/2042	1,163,734
	Kinder Morgan Inc
1,000,000	1.75%, 11/15/2026	889,387
500,000	2.00%, 02/15/2031	381,754
1,000,000	4.80%, 02/01/2033	901,541
500,000	Magellan Midstream Partners LP 4.85%, 02/01/2049	387,121
	Marathon Petroleum Corp
175,000	4.70%, 05/01/2025	171,392
500,000	4.75%, 09/15/2044	396,147
	MPLX LP
1,000,000	4.25%, 12/01/2027	939,315
1,000,000	5.00%, 03/01/2033	911,237
1,500,000	4.50%, 04/15/2038	1,215,572
500,000	Northwest Pipeline LLC 7.13%, 12/01/2025	507,567
175,000	NOV Inc(b) 3.60%, 12/01/2029	153,296
2,000,000	Occidental Petroleum Corp 6.13%, 01/01/2031	1,971,290
	ONEOK Inc
1,000,000	5.65%, 11/01/2028	987,048
1,000,000	6.10%, 11/15/2032	987,361
1,000,000	6.05%, 09/01/2033	982,431
675,000	ONEOK Partners LP 6.20%, 09/15/2043	626,538
	Phillips 66
175,000	2.15%, 12/15/2030	137,788
1,000,000	5.30%, 06/30/2033	956,932
Principal Amount		Fair Value
Energy — (continued)
$ 500,000	4.65%, 11/15/2034	$ 449,335
1,000,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	931,683
1,000,000	Schlumberger Investment SA 4.85%, 05/15/2033	944,250
	Shell International Finance BV
1,175,000	2.38%, 11/07/2029(c)	1,000,265
2,000,000	2.75%, 04/06/2030	1,720,122
500,000	4.13%, 05/11/2035	440,458
175,000	6.38%, 12/15/2038(c)	186,628
500,000	3.63%, 08/21/2042	380,860
140,000	4.38%, 05/11/2045(c)	114,892
175,000	4.00%, 05/10/2046(c)	135,472
175,000	3.25%, 04/06/2050(c)	116,199
1,000,000	Spectra Energy Partners LP 3.38%, 10/15/2026	930,243
	Suncor Energy Inc
500,000	6.80%, 05/15/2038	506,243
175,000	3.75%, 03/04/2051	117,120
	Targa Resources Corp
1,000,000	4.20%, 02/01/2033	850,288
1,000,000	6.13%, 03/15/2033	980,300
1,000,000	TotalEnergies Capital International SA 2.83%, 01/10/2030	867,319
	TransCanada PipeLines Ltd
1,000,000	6.20%, 03/09/2026	998,357
1,175,000	4.88%, 05/15/2048	946,577
500,000	Valero Energy Corp 7.50%, 04/15/2032	544,286
	Williams Cos Inc
1,000,000	5.40%, 03/02/2026	992,238
1,000,000	3.75%, 06/15/2027	929,780
675,000	2.60%, 03/15/2031	537,607
1,000,000	4.65%, 08/15/2032	909,669
		63,729,725
Financial — 8.79%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,000,000	6.10%, 01/15/2027	995,104
1,500,000	3.88%, 01/23/2028	1,360,345
1,000,000	3.00%, 10/29/2028	857,478
1,500,000	3.85%, 10/29/2041	1,064,125
3,028,000	Air Lease Corp 1.88%, 08/15/2026	2,690,228
	Alexandria Real Estate Equities Inc REIT
500,000	1.88%, 02/01/2033	353,971
1,000,000	4.75%, 04/15/2035	879,207
1,000,000	Allstate Corp 3.28%, 12/15/2026	934,706
2,000,000	Ally Financial Inc 2.20%, 11/02/2028	1,580,245

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
	American Express Co
$ 1,000,000	3.95%, 08/01/2025	$ 967,367
500,000	4.90%, 02/13/2026	490,540
1,000,000	1.65%, 11/04/2026	885,054
850,000	2.55%, 03/04/2027	766,376
1,000,000	5.04%, 05/01/2034	921,951
1,000,000	5.63%, 07/28/2034	943,918
1,675,000	American International Group Inc 3.40%, 06/30/2030	1,435,082
	American Tower Corp REIT
1,000,000	5.80%, 11/15/2028	992,473
1,500,000	3.80%, 08/15/2029	1,334,265
1,000,000	2.30%, 09/15/2031	758,900
1,000,000	5.55%, 07/15/2033	952,863
1,000,000	Ameriprise Financial Inc 5.15%, 05/15/2033	944,547
	Aon Corp / Aon Global Holdings PLC
175,000	2.05%, 08/23/2031	133,484
1,000,000	5.35%, 02/28/2033	958,656
675,000	2.90%, 08/23/2051	397,861
2,279,000	Ares Capital Corp 2.88%, 06/15/2028	1,906,137
	Athene Global Funding(a)
1,000,000	1.73%, 10/02/2026	871,541
1,000,000	2.95%, 11/12/2026	897,456
825,000	2.45%, 08/20/2027(b)	708,255
1,000,000	Australia & New Zealand Banking Group Ltd 5.09%, 12/08/2025	990,246
1,476,000	AvalonBay Communities Inc REIT 2.95%, 05/11/2026	1,382,602
	Banco Santander SA
2,000,000	4.18%, 03/24/2028	1,846,755
175,000	2.96%, 03/25/2031	139,165
	Bank of America Corp
500,000	3.46%, 03/15/2025	493,325
1,000,000	3.95%, 04/21/2025	965,610
1,000,000	1.53%, 12/06/2025	944,236
1,000,000	3.38%, 04/02/2026	957,096
2,175,000	1.73%, 07/22/2027	1,927,396
5,500,000	2.50%, 02/13/2031	4,407,914
3,175,000	2.30%, 07/21/2032	2,405,793
2,500,000	2.57%, 10/20/2032	1,920,981
1,000,000	5.02%, 07/22/2033	920,045
1,000,000	5.87%, 09/15/2034	973,181
1,000,000	2.48%, 09/21/2036	727,678
500,000	6.11%, 01/29/2037	493,069
2,000,000	4.08%, 04/23/2040	1,586,143
4,000,000	2.68%, 06/19/2041	2,561,512
1,000,000	5.88%, 02/07/2042	980,351
2,175,000	2.97%, 07/21/2052	1,312,258
1,000,000	Bank of America NA 5.53%, 08/18/2026	995,147
	Bank of Montreal
1,000,000	5.92%, 09/25/2025	997,799
1,500,000	1.25%, 09/15/2026(b)	1,318,489
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	2.65%, 03/08/2027	$ 899,645
	Bank of New York Mellon Corp
850,000	4.95%, 04/26/2027	829,673
1,000,000	5.80%, 10/25/2028	998,057
1,000,000	1.90%, 01/25/2029	832,381
2,000,000	4.54%, 02/01/2029	1,905,968
1,000,000	1.80%, 07/28/2031	758,820
	Bank of Nova Scotia
2,500,000	1.05%, 03/02/2026	2,231,290
2,500,000	5.25%, 06/12/2028(b)	2,434,315
	Barclays PLC
500,000	5.30%, 08/09/2026	489,684
1,000,000	2.89%, 11/24/2032	752,513
	Berkshire Hathaway Finance Corp
900,000	2.30%, 03/15/2027	825,601
175,000	1.45%, 10/15/2030	136,367
175,000	4.25%, 01/15/2049	143,385
1,000,000	2.85%, 10/15/2050	622,169
	BlackRock Inc
1,000,000	3.20%, 03/15/2027	935,400
1,000,000	3.25%, 04/30/2029	902,652
1,000,000	BNP Paribas SA(a) 2.16%, 09/15/2029	824,523
	Boston Properties LP REIT
500,000	3.20%, 01/15/2025	479,133
1,000,000	6.75%, 12/01/2027	1,005,285
1,000,000	BPCE SA(a)(b) 4.75%, 07/19/2027	952,847
500,000	Brixmor Operating Partnership LP REIT 3.85%, 02/01/2025	481,686
1,000,000	Camden Property Trust REIT 2.80%, 05/15/2030	847,001
	Canadian Imperial Bank of Commerce
1,000,000	3.95%, 08/04/2025	965,447
1,000,000	5.00%, 04/28/2028	960,069
	Capital One Financial Corp
1,000,000	1.88%, 11/02/2027	870,247
1,000,000	6.31%, 06/08/2029	977,297
1,000,000	5.25%, 07/26/2030	927,016
	Charles Schwab Corp
3,000,000	0.90%, 03/11/2026	2,659,311
1,000,000	6.14%, 08/24/2034	972,757
1,000,000	Chubb INA Holdings Inc 2.85%, 12/15/2051	618,242
	Citigroup Inc
1,000,000	1.28%, 11/03/2025	944,460
2,000,000	3.40%, 05/01/2026	1,878,502
3,250,000	4.45%, 09/29/2027	3,051,257
2,000,000	3.07%, 02/24/2028	1,814,202
3,000,000	3.52%, 10/27/2028	2,713,971
3,000,000	3.06%, 01/25/2033	2,371,610
3,500,000	2.90%, 11/03/2042	2,238,869
2,000,000	Citizens Bank NA 4.58%, 08/09/2028	1,826,635

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	Cooperatieve Rabobank UA(a) 1.11%, 02/24/2027	$ 888,044
	Crown Castle Inc REIT
1,000,000	4.80%, 09/01/2028	949,162
2,000,000	2.25%, 01/15/2031	1,552,134
1,000,000	CubeSmart LP REIT 2.25%, 12/15/2028	836,499
3,000,000	Development Bank of Japan Inc(a)(b) 1.75%, 10/20/2031	2,357,876
1,000,000	EPR Properties REIT 3.60%, 11/15/2031	741,270
1,000,000	Equinix Inc REIT 3.20%, 11/18/2029	856,336
1,000,000	Equitable Holdings Inc 5.59%, 01/11/2033	947,045
1,000,000	Essex Portfolio LP REIT 1.65%, 01/15/2031	732,454
1,000,000	Everest Reinsurance Holdings Inc 3.13%, 10/15/2052	592,602
	Extra Space Storage LP REIT
1,000,000	2.40%, 10/15/2031	765,568
2,000,000	2.35%, 03/15/2032	1,511,795
1,000,000	Fidelity National Financial Inc 2.45%, 03/15/2031	771,050
	Fifth Third Bancorp
500,000	1.71%, 11/01/2027	431,979
1,000,000	4.06%, 04/25/2028	920,260
1,000,000	6.34%, 07/27/2029	987,866
1,000,000	4.77%, 07/28/2030	907,798
	Goldman Sachs Group Inc
1,000,000	5.80%, 08/10/2026	992,353
1,000,000	3.50%, 11/16/2026	930,014
1,000,000	1.09%, 12/09/2026	894,735
1,000,000	1.43%, 03/09/2027	890,289
175,000	1.54%, 09/10/2027	153,229
2,500,000	4.48%, 08/23/2028	2,366,278
4,000,000	3.80%, 03/15/2030	3,529,633
5,555,000	2.38%, 07/21/2032	4,230,625
1,000,000	6.25%, 02/01/2041	1,008,601
175,000	Golub Capital BDC Inc 2.50%, 08/24/2026	153,371
1,000,000	Healthcare Realty Holdings LP REIT 3.75%, 07/01/2027	919,978
	HSBC Holdings PLC
1,500,000	3.90%, 05/25/2026	1,419,241
175,000	1.59%, 05/24/2027	154,307
4,741,000	2.21%, 08/17/2029	3,907,683
1,000,000	Huntington Bancshares Inc 2.49%, 08/15/2036	704,214
	ING Groep NV
1,000,000	1.40%, 07/01/2026(a)	919,167
1,000,000	6.08%, 09/11/2027	995,556
2,000,000	Intercontinental Exchange Inc 3.10%, 09/15/2027	1,834,008
Principal Amount		Fair Value
Financial — (continued)
$ 500,000	Invesco Finance PLC 3.75%, 01/15/2026	$ 478,513
	JPMorgan Chase & Co
1,025,000	0.97%, 06/23/2025	983,675
175,000	3.90%, 07/15/2025	169,461
4,729,000	0.77%, 08/09/2025(c)	4,504,297
1,500,000	5.55%, 12/15/2025	1,489,541
175,000	3.30%, 04/01/2026	165,226
1,524,000	2.08%, 04/22/2026	1,430,434
1,175,000	1.58%, 04/22/2027	1,048,607
2,000,000	3.63%, 12/01/2027	1,842,749
1,000,000	5.30%, 07/24/2029	972,983
4,000,000	4.57%, 06/14/2030	3,731,344
1,175,000	2.74%, 10/15/2030	982,614
1,000,000	2.96%, 05/13/2031	821,625
1,425,000	1.95%, 02/04/2032	1,080,682
2,000,000	5.72%, 09/14/2033	1,922,562
1,000,000	3.88%, 07/24/2038	798,455
500,000	5.50%, 10/15/2040	472,365
1,000,000	KeyBank NA 4.39%, 12/14/2027	900,726
1,000,000	KeyCorp 4.79%, 06/01/2033	833,552
1,000,000	Kilroy Realty LP REIT 2.65%, 11/15/2033	674,810
	Kimco Realty OP LLC REIT
1,000,000	2.25%, 12/01/2031	750,618
250,000	4.60%, 02/01/2033	221,641
	Korea Development Bank
1,000,000	2.25%, 02/24/2027	867,500
470,000	1.38%, 04/25/2027	409,951
2,000,000	4.25%, 09/08/2032	1,829,559
	Kreditanstalt fuer Wiederaufbau
3,000,000	0.63%, 01/22/2026	2,713,099
1,000,000	3.63%, 04/01/2026	967,893
1,000,000	4.63%, 08/07/2026	991,625
1,700,000	1.00%, 10/01/2026	1,518,350
1,000,000	3.75%, 02/15/2028	959,366
800,000	3.88%, 06/15/2028	770,486
2,000,000	0.75%, 09/30/2030	1,532,667
1,000,000	4.13%, 07/15/2033	950,525
	Landwirtschaftliche Rentenbank
1,000,000	0.50%, 05/27/2025	923,873
1,000,000	3.88%, 09/28/2027	968,811
1,000,000	Lincoln National Corp 3.40%, 03/01/2032	786,028
1,500,000	Lloyds Banking Group PLC 3.75%, 01/11/2027	1,395,852
175,000	LXP Industrial Trust REIT 2.38%, 10/01/2031	128,253
	Marsh & McLennan Cos Inc
500,000	4.38%, 03/15/2029	474,200
1,000,000	2.38%, 12/15/2031	786,280
1,000,000	5.40%, 09/15/2033	973,607
	Mastercard Inc
1,000,000	3.30%, 03/26/2027	939,270
1,000,000	4.85%, 03/09/2033	965,879

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
	MetLife Inc
$ 1,000,000	5.38%, 07/15/2033	$ 961,320
1,000,000	5.25%, 01/15/2054(b)	892,041
	Metropolitan Life Global Funding I(a)
1,000,000	0.95%, 07/02/2025	919,721
2,000,000	2.40%, 01/11/2032	1,571,490
750,000	Mid-America Apartments LP REIT 2.88%, 09/15/2051	431,522
	Mitsubishi UFJ Financial Group Inc
4,574,000	1.54%, 07/20/2027	4,051,326
1,000,000	5.42%, 02/22/2029	978,733
1,000,000	2.85%, 01/19/2033	785,968
	Mizuho Financial Group Inc
1,000,000	5.78%, 07/06/2029	986,112
2,000,000	1.98%, 09/08/2031	1,515,312
1,000,000	2.56%, 09/13/2031	756,824
	Morgan Stanley
1,000,000	2.19%, 04/28/2026	939,393
1,574,000	3.13%, 07/27/2026	1,461,924
1,500,000	4.35%, 09/08/2026	1,430,218
2,175,000	1.51%, 07/20/2027	1,921,811
2,000,000	5.12%, 02/01/2029	1,926,031
2,000,000	5.45%, 07/20/2029	1,948,937
2,000,000	1.79%, 02/13/2032	1,481,096
1,175,000	2.24%, 07/21/2032	885,581
3,000,000	2.51%, 10/20/2032	2,294,287
1,000,000	2.94%, 01/21/2033	787,508
500,000	4.89%, 07/20/2033	454,313
2,000,000	2.48%, 09/16/2036	1,452,774
1,000,000	5.95%, 01/19/2038	934,676
	Nasdaq Inc
1,000,000	5.55%, 02/15/2034	954,452
1,500,000	3.95%, 03/07/2052	1,046,893
	National Australia Bank Ltd
1,000,000	4.63%, 11/22/2027(a)(b)	973,580
1,000,000	4.90%, 06/13/2028	971,344
1,000,000	2.99%, 05/21/2031(a)	776,301
1,000,000	NatWest Group PLC 5.52%, 09/30/2028	967,615
	Nomura Holdings Inc
1,000,000	2.61%, 07/14/2031	764,783
1,000,000	6.09%, 07/12/2033	975,351
1,000,000	Northern Trust Corp 6.13%, 11/02/2032	987,403
	Oesterreichische Kontrollbank AG
1,000,000	0.38%, 09/17/2025	911,142
1,000,000	3.63%, 09/09/2027	957,524
	PNC Financial Services Group Inc
2,000,000	5.35%, 12/02/2028	1,933,169
2,000,000	2.31%, 04/23/2032	1,544,780
500,000	Principal Financial Group Inc 5.38%, 03/15/2033	480,020
2,000,000	Principal Life Global Funding II(a) 1.50%, 11/17/2026	1,750,186
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	Private Export Funding Corp 3.90%, 10/15/2027	$ 964,819
1,000,000	Progressive Corp 4.95%, 06/15/2033	949,358
	Prologis LP REIT
1,000,000	4.88%, 06/15/2028	974,364
1,000,000	4.63%, 01/15/2033	925,193
	Prudential Financial Inc
2,000,000	3.00%, 03/10/2040	1,387,778
1,000,000	3.70%, 10/01/2050	813,286
1,000,000	Public Storage Operating Co REIT 5.13%, 01/15/2029	984,148
500,000	Raymond James Financial Inc 3.75%, 04/01/2051	339,488
	Realty Income Corp REIT
1,000,000	3.95%, 08/15/2027	937,605
500,000	3.65%, 01/15/2028	460,580
1,000,000	1.80%, 03/15/2033	702,504
	Royal Bank of Canada
1,000,000	1.15%, 06/10/2025	924,735
3,000,000	1.40%, 11/02/2026(b)	2,637,797
1,000,000	5.00%, 05/02/2033(b)	929,074
1,000,000	Santander UK Group Holdings PLC 1.67%, 06/14/2027	874,698
	Simon Property Group LP REIT
2,500,000	1.75%, 02/01/2028	2,120,731
1,000,000	2.45%, 09/13/2029	831,616
175,000	3.25%, 09/13/2049	108,339
	State Street Corp
1,000,000	5.27%, 08/03/2026	990,606
1,000,000	5.75%, 11/04/2026	996,486
2,000,000	2.20%, 03/03/2031	1,531,634
	Sumitomo Mitsui Financial Group Inc
3,000,000	1.47%, 07/08/2025	2,775,092
2,000,000	5.52%, 01/13/2028	1,972,688
1,000,000	5.72%, 09/14/2028	986,938
1,000,000	Sun Communities Operating LP REIT 2.30%, 11/01/2028	829,934
1,000,000	Synchrony Bank 5.63%, 08/23/2027	933,296
500,000	Synchrony Financial 2.88%, 10/28/2031	354,254
1,000,000	Tanger Properties LP REIT 2.75%, 09/01/2031	721,284
	Toronto-Dominion Bank
2,500,000	2.80%, 03/10/2027	2,272,511
2,000,000	4.69%, 09/15/2027	1,923,415
1,000,000	Travelers Cos Inc 5.45%, 05/25/2053	953,214
	Truist Financial Corp
300,000	4.26%, 07/28/2026	288,812
1,000,000	1.95%, 06/05/2030	768,411
3,000,000	4.92%, 07/28/2033	2,544,952

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	Unum Group 4.13%, 06/15/2051	$ 656,750
	US Bancorp
1,000,000	3.10%, 04/27/2026	929,259
2,000,000	2.22%, 01/27/2028	1,764,390
1,700,000	4.55%, 07/22/2028	1,596,821
500,000	Ventas Realty LP REIT 3.25%, 10/15/2026	459,202
1,000,000	VICI Properties LP REIT 4.75%, 02/15/2028	935,269
2,000,000	Visa Inc 3.15%, 12/14/2025	1,908,904
	Wells Fargo & Co
1,500,000	3.55%, 09/29/2025	1,433,744
2,500,000	3.00%, 04/22/2026	2,328,730
1,000,000	3.91%, 04/25/2026	963,553
750,000	4.30%, 07/22/2027	706,754
4,000,000	3.53%, 03/24/2028	3,673,494
2,000,000	3.35%, 03/02/2033	1,616,687
3,000,000	4.90%, 07/25/2033	2,715,001
2,000,000	5.39%, 04/24/2034	1,869,814
2,000,000	4.40%, 06/14/2046	1,480,119
175,000	Western Union Co 1.35%, 03/15/2026	156,105
	Westpac Banking Corp
2,000,000	1.95%, 11/20/2028	1,692,337
1,000,000	2.89%, 02/04/2030	942,667
1,000,000	5.41%, 08/10/2033	910,185
1,000,000	Weyerhaeuser Co REIT 3.38%, 03/09/2033	818,439
1,000,000	WP Carey Inc REIT 2.45%, 02/01/2032	753,748
		312,974,860
Industrial — 2.11%
	3M Co
500,000	2.00%, 02/14/2025	474,041
1,000,000	3.63%, 10/15/2047	690,870
500,000	4.00%, 09/14/2048(b)	375,030
1,500,000	Agilent Technologies Inc 2.30%, 03/12/2031	1,187,238
1,000,000	Arrow Electronics Inc 6.13%, 03/01/2026	995,857
	Boeing Co
314,000	4.88%, 05/01/2025	308,605
175,000	2.75%, 02/01/2026	163,456
175,000	2.20%, 02/04/2026	160,682
4,000,000	2.95%, 02/01/2030	3,365,236
2,000,000	5.71%, 05/01/2040	1,845,205
1,500,000	3.63%, 03/01/2048	973,443
175,000	5.93%, 05/01/2060	157,136
	Burlington Northern Santa Fe LLC
500,000	5.15%, 09/01/2043	458,050
1,000,000	4.45%, 01/15/2053	828,193
1,000,000	Canadian National Railway Co 3.50%, 11/15/2042	703,789
Principal Amount		Fair Value
Industrial — (continued)
$ 2,000,000	Canadian Pacific Railway Co 3.00%, 12/02/2041	$ 1,556,574
2,500,000	Carrier Global Corp 3.38%, 04/05/2040	1,788,121
	Caterpillar Financial Services Corp
1,000,000	5.15%, 08/11/2025	994,644
1,000,000	4.80%, 01/06/2026	988,916
500,000	Caterpillar Inc 5.20%, 05/27/2041	481,843
1,000,000	CNH Industrial Capital LLC 4.55%, 04/10/2028	950,088
	CSX Corp
2,250,000	4.25%, 03/15/2029	2,131,148
1,000,000	5.20%, 11/15/2033	967,163
250,000	4.75%, 05/30/2042	214,791
1,000,000	4.50%, 11/15/2052	814,153
	Eaton Corp
500,000	4.15%, 03/15/2033	451,976
500,000	4.70%, 08/23/2052	431,166
	FedEx Corp
1,000,000	3.25%, 05/15/2041	689,960
1,000,000	4.10%, 02/01/2045	748,367
175,000	5.25%, 05/15/2050(b)	154,090
1,000,000	Fortune Brands Innovations Inc 5.88%, 06/01/2033	963,089
1,000,000	GATX Corp 4.90%, 03/15/2033	907,222
2,000,000	General Dynamics Corp 4.25%, 04/01/2040	1,698,376
500,000	Holcim Capital Corp Ltd(a) 6.50%, 09/12/2043	458,854
	Honeywell International Inc
2,801,000	1.10%, 03/01/2027	2,456,206
500,000	4.25%, 01/15/2029	477,495
1,000,000	Jabil Inc 4.25%, 05/15/2027	945,688
1,000,000	Jacobs Engineering Group Inc 6.35%, 08/18/2028	997,088
500,000	JB Hunt Transport Services Inc 3.88%, 03/01/2026	480,180
	John Deere Capital Corp
500,000	1.70%, 01/11/2027	445,859
1,000,000	1.75%, 03/09/2027	889,575
1,000,000	4.75%, 01/20/2028	981,851
3,000,000	3.90%, 06/07/2032	2,702,673
1,000,000	Johnson Controls Inc 3.63%, 07/02/2024	975,157
1,000,000	L3Harris Technologies Inc 5.40%, 07/31/2033	961,273
1,000,000	Lennox International Inc 5.50%, 09/15/2028	981,432
	Lockheed Martin Corp
1,000,000	4.45%, 05/15/2028	967,816
500,000	3.90%, 06/15/2032	448,418
500,000	4.09%, 09/15/2052	392,865
1,000,000	5.70%, 11/15/2054	997,501

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$ 1,175,000	Martin Marietta Materials Inc 3.20%, 07/15/2051	$ 734,135
1,000,000	Mohawk Industries Inc(b) 5.85%, 09/18/2028	992,618
500,000	Molex Electronic Technologies LLC(a) 3.90%, 04/15/2025	478,514
	Norfolk Southern Corp
1,000,000	4.45%, 03/01/2033	913,171
1,000,000	3.05%, 05/15/2050	620,328
500,000	5.35%, 08/01/2054	456,775
	Northrop Grumman Corp
1,000,000	3.25%, 01/15/2028	917,083
1,000,000	4.70%, 03/15/2033	933,626
1,000,000	Otis Worldwide Corp 2.29%, 04/05/2027	898,078
1,000,000	Packaging Corp of America 3.05%, 10/01/2051	595,940
1,000,000	Parker-Hannifin Corp 4.20%, 11/21/2034	868,493
500,000	Penske Truck Leasing Co LP / PTL Finance Corp(a) 5.55%, 05/01/2028	484,325
1,000,000	Republic Services Inc 2.38%, 03/15/2033	768,324
1,175,000	Rockwell Automation Inc 1.75%, 08/15/2031	903,803
	RTX Corp
175,000	1.90%, 09/01/2031	132,434
1,000,000	5.15%, 02/27/2033	946,965
1,000,000	3.75%, 11/01/2046	708,108
1,500,000	4.35%, 04/15/2047	1,167,391
1,175,000	2.82%, 09/01/2051	672,723
1,000,000	Ryder System Inc 1.75%, 09/01/2026	895,624
500,000	Siemens Financieringsmaatschappij NV(a) 4.40%, 05/27/2045	418,342
1,000,000	Stanley Black & Decker Inc 2.30%, 03/15/2030	803,018
1,000,000	Textron Inc 3.90%, 09/17/2029	900,793
1,000,000	Trane Technologies Financing Ltd 5.25%, 03/03/2033	966,846
	Union Pacific Corp
1,750,000	2.15%, 02/05/2027	1,579,689
500,000	3.60%, 09/15/2037	401,914
500,000	3.38%, 02/14/2042	367,139
1,000,000	2.95%, 03/10/2052	615,308
500,000	4.95%, 09/09/2052	447,811
217,007	Union Pacific Railroad Co 2006 Pass Through Trust 5.87%, 07/02/2030	215,769
	United Parcel Service Inc
500,000	2.40%, 11/15/2026	461,573
1,000,000	3.05%, 11/15/2027	921,690
1,000,000	4.88%, 03/03/2033	963,352
500,000	Vulcan Materials Co 3.90%, 04/01/2027	470,845
Principal Amount		Fair Value
Industrial — (continued)
$ 1,000,000	Waste Connections Inc 2.20%, 01/15/2032	$ 770,341
	Waste Management Inc
2,000,000	1.50%, 03/15/2031	1,516,455
1,000,000	4.88%, 02/15/2034	946,372
1,250,000	WRKCo Inc 3.90%, 06/01/2028	1,143,101
		75,177,265
Technology — 1.97%
2,000,000	Activision Blizzard Inc 1.35%, 09/15/2030	1,561,957
1,500,000	Adobe Inc 2.30%, 02/01/2030	1,262,181
1,000,000	Analog Devices Inc 1.70%, 10/01/2028	843,277
	Apple Inc
175,000	2.90%, 09/12/2027	161,597
1,500,000	3.00%, 11/13/2027	1,386,157
1,000,000	1.20%, 02/08/2028	853,100
952,000	1.40%, 08/05/2028	806,515
1,000,000	4.15%, 05/10/2030	953,962
1,175,000	1.70%, 08/05/2031(b)	924,593
1,500,000	3.85%, 05/04/2043	1,213,533
1,500,000	2.65%, 05/11/2050	918,655
1,000,000	2.40%, 08/20/2050	589,557
2,175,000	2.70%, 08/05/2051	1,324,405
1,000,000	3.95%, 08/08/2052	784,236
1,500,000	Applied Materials Inc 1.75%, 06/01/2030	1,199,759
1,000,000	Autodesk Inc 2.40%, 12/15/2031	788,289
	Broadcom Inc
1,425,000	4.15%, 11/15/2030	1,262,169
3,500,000	3.42%, 04/15/2033(a)	2,799,498
573,000	4.93%, 05/15/2037(a)	493,884
175,000	3.50%, 02/15/2041(a)	121,632
1,000,000	CDW LLC / CDW Finance Corp 2.67%, 12/01/2026	901,905
	Dell International LLC / EMC Corp
1,000,000	5.25%, 02/01/2028	984,732
76,000	8.10%, 07/15/2036	85,021
2,000,000	3.38%, 12/15/2041(a)	1,342,067
35,000	8.35%, 07/15/2046	40,908
1,500,000	Fidelity National Information Services Inc 3.10%, 03/01/2041	994,467
	Fiserv Inc
175,000	2.25%, 06/01/2027	155,304
1,000,000	5.45%, 03/02/2028	991,209
1,000,000	4.20%, 10/01/2028	937,678
1,000,000	5.63%, 08/21/2033	968,944
1,000,000	Hewlett Packard Enterprise Co 6.10%, 04/01/2026	998,696
2,891,000	HP Inc 2.65%, 06/17/2031	2,258,932

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
Technology — (continued)
	Intel Corp
$ 1,000,000	3.75%, 08/05/2027	$ 943,331
1,175,000	1.60%, 08/12/2028	993,461
1,000,000	5.13%, 02/10/2030	981,279
175,000	2.00%, 08/12/2031	137,053
1,175,000	2.80%, 08/12/2041	769,857
1,000,000	5.63%, 02/10/2043	953,600
175,000	3.05%, 08/12/2051	106,380
	International Business Machines Corp
2,000,000	4.15%, 07/27/2027	1,908,746
2,500,000	4.00%, 06/20/2042	1,947,187
1,000,000	Intuit Inc 5.13%, 09/15/2028	989,301
500,000	KLA Corp(b) 4.65%, 07/15/2032	473,755
1,000,000	Leidos Inc 2.30%, 02/15/2031	769,028
1,000,000	Micron Technology Inc 2.70%, 04/15/2032	763,712
	Microsoft Corp
190,000	2.40%, 08/08/2026	176,503
3,453,000	3.45%, 08/08/2036	2,911,706
1,000,000	2.53%, 06/01/2050	608,894
1,547,000	2.92%, 03/17/2052	1,014,691
1,675,000	NVIDIA Corp 1.55%, 06/15/2028	1,431,559
1,000,000	NXP BV / NXP Funding LLC / NXP USA Inc 2.65%, 02/15/2032	772,926
	Oracle Corp
800,000	2.50%, 04/01/2025	761,694
1,000,000	6.25%, 11/09/2032	1,012,352
4,000,000	4.90%, 02/06/2033	3,686,921
2,500,000	3.85%, 07/15/2036	1,976,648
175,000	6.13%, 07/08/2039	169,065
3,000,000	3.65%, 03/25/2041	2,140,752
175,000	4.00%, 07/15/2046	123,487
175,000	3.60%, 04/01/2050	113,199
175,000	3.95%, 03/25/2051	119,970
1,894,000	Qorvo Inc 4.38%, 10/15/2029	1,665,653
	QUALCOMM Inc
2,500,000	1.30%, 05/20/2028	2,102,977
500,000	3.25%, 05/20/2050	338,704
1,350,000	Roper Technologies Inc 1.00%, 09/15/2025	1,233,844
1,175,000	Salesforce Inc 2.70%, 07/15/2041	795,699
1,000,000	Take-Two Interactive Software Inc 4.95%, 03/28/2028	966,461
	Texas Instruments Inc
1,000,000	1.75%, 05/04/2030	809,276
1,000,000	4.10%, 08/16/2052	778,906
	VMware Inc
175,000	1.40%, 08/15/2026	154,369
1,000,000	2.20%, 08/15/2031	754,631
Principal Amount		Fair Value
Technology — (continued)
$ 1,000,000	Workday Inc 3.80%, 04/01/2032	$ 857,421
		70,123,817
Utilities — 2.14%
2,000,000	AEP Texas Inc 2.10%, 07/01/2030	1,579,914
1,175,000	AEP Transmission Co LLC 2.75%, 08/15/2051	669,687
1,000,000	Ameren Illinois Co 4.95%, 06/01/2033	946,170
1,000,000	American Electric Power Co Inc 5.63%, 03/01/2033	967,656
1,000,000	American Water Capital Corp 3.75%, 09/01/2047	730,861
	Appalachian Power Co
140,000	7.00%, 04/01/2038	148,824
1,000,000	3.70%, 05/01/2050	671,462
1,000,000	Arizona Public Service Co 5.55%, 08/01/2033	969,372
175,000	Atmos Energy Corp 5.50%, 06/15/2041	163,912
175,000	Avangrid Inc 3.80%, 06/01/2029	155,522
1,000,000	Baltimore Gas & Electric Co 5.40%, 06/01/2053	918,974
	Berkshire Hathaway Energy Co
500,000	3.70%, 07/15/2030	443,664
175,000	5.95%, 05/15/2037	171,526
175,000	5.15%, 11/15/2043	153,757
2,735,000	2.85%, 05/15/2051	1,577,322
1,000,000	Black Hills Corp 3.88%, 10/15/2049	668,865
500,000	Boston Gas Co(a) 3.15%, 08/01/2027	449,366
1,000,000	CenterPoint Energy Houston Electric LLC 2.35%, 04/01/2031	805,373
2,000,000	CenterPoint Energy Resources Corp 4.40%, 07/01/2032	1,802,666
1,000,000	CMS Energy Corp 4.88%, 03/01/2044	851,450
1,000,000	Connecticut Light & Power Co 5.25%, 01/15/2053	912,955
	Consolidated Edison Co of New York Inc
1,000,000	3.13%, 11/15/2027	919,177
1,000,000	2.40%, 06/15/2031(b)	803,585
1,000,000	Consumers Energy Co 3.60%, 08/15/2032	866,660
	Dominion Energy Inc
175,000	3.90%, 10/01/2025	168,658
1,500,000	3.38%, 04/01/2030	1,290,360
1,175,000	2.25%, 08/15/2031	908,776
175,000	4.70%, 12/01/2044	139,654

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
$ 1,000,000	Dominion Energy South Carolina Inc 2.30%, 12/01/2031	$ 776,412
	DTE Electric Co
1,000,000	5.20%, 04/01/2033	969,733
1,000,000	3.75%, 08/15/2047	722,376
1,000,000	DTE Energy Co 4.88%, 06/01/2028	966,439
2,000,000	Duke Energy Carolinas LLC 2.45%, 02/01/2030	1,672,085
	Duke Energy Corp
5,311,000	2.55%, 06/15/2031	4,211,110
175,000	3.50%, 06/15/2051	113,372
1,000,000	Duke Energy Florida LLC 1.75%, 06/15/2030	786,921
1,000,000	Duke Energy Ohio Inc 5.25%, 04/01/2033	965,411
	Duke Energy Progress LLC
657,000	2.00%, 08/15/2031	505,869
1,000,000	5.25%, 03/15/2033	968,868
499,965	Elm Road Generating Station Supercritical LLC(a) 4.67%, 01/19/2031	473,290
1,000,000	Entergy Arkansas LLC 5.15%, 01/15/2033	959,910
	Entergy Corp
1,000,000	0.90%, 09/15/2025	907,928
175,000	2.80%, 06/15/2030	145,179
1,000,000	Entergy Louisiana LLC 4.75%, 09/15/2052	822,147
1,000,000	Eversource Energy 3.45%, 01/15/2050	653,614
1,750,000	Exelon Corp 5.30%, 03/15/2033	1,668,750
	Florida Power & Light Co
140,000	5.96%, 04/01/2039	140,212
1,209,000	5.25%, 02/01/2041	1,128,061
171,000	4.05%, 10/01/2044	133,789
1,500,000	3.15%, 10/01/2049	976,366
	Georgia Power Co
1,000,000	4.65%, 05/16/2028	964,734
1,000,000	3.25%, 03/15/2051	633,605
175,000	IPALCO Enterprises Inc 4.25%, 05/01/2030	153,479
1,000,000	ITC Holdings Corp(a) 4.95%, 09/22/2027	974,303
500,000	Jersey Central Power & Light Co 6.15%, 06/01/2037	490,604
175,000	Kentucky Utilities Co 5.13%, 11/01/2040	155,395
	MidAmerican Energy Co
1,000,000	5.35%, 01/15/2034	986,683
1,175,000	2.70%, 08/01/2052	665,551
	National Rural Utilities Cooperative Finance Corp
1,000,000	5.05%, 09/15/2028(b)	982,396
1,000,000	2.75%, 04/15/2032	795,652
1,000,000	New York State Electric & Gas Corp(a) 5.65%, 08/15/2028	991,391
Principal Amount		Fair Value
Utilities — (continued)
	NextEra Energy Capital Holdings Inc
$ 1,500,000	4.63%, 07/15/2027	$ 1,445,786
2,000,000	5.05%, 02/28/2033	1,866,249
	NiSource Inc
1,000,000	2.95%, 09/01/2029	861,879
1,000,000	5.40%, 06/30/2033	958,451
1,000,000	Northern States Power Co 4.00%, 08/15/2045	750,901
1,000,000	Oklahoma Gas & Electric Co 5.40%, 01/15/2033	967,517
2,000,000	Oncor Electric Delivery Co LLC 2.70%, 11/15/2051	1,139,594
1,000,000	ONE Gas Inc 4.25%, 09/01/2032	901,680
1,000,000	PECO Energy Co 4.38%, 08/15/2052	799,601
1,000,000	PPL Electric Utilities Corp 5.25%, 05/15/2053	913,208
175,000	Progress Energy Inc 7.75%, 03/01/2031	190,692
1,000,000	Public Service Co of Colorado 5.25%, 04/01/2053	870,529
	Public Service Electric & Gas Co
1,000,000	4.65%, 03/15/2033	939,972
1,000,000	5.20%, 08/01/2033	976,651
1,000,000	4.05%, 05/01/2045	746,308
175,000	Public Service Enterprise Group Inc 1.60%, 08/15/2030	134,256
1,000,000	Puget Sound Energy Inc 2.89%, 09/15/2051	583,352
1,000,000	Sierra Pacific Power Co(a) 5.90%, 03/15/2054	958,530
	Southern Co
1,500,000	3.70%, 04/30/2030	1,328,727
1,000,000	5.70%, 03/15/2034	979,343
500,000	4.40%, 07/01/2046	387,634
1,000,000	Southwest Gas Corp 5.80%, 12/01/2027	1,000,069
1,000,000	Tampa Electric Co 5.00%, 07/15/2052	841,666
94,000	Tucson Electric Power Co 3.05%, 03/15/2025	90,429
1,500,000	Union Electric Co 2.15%, 03/15/2032	1,149,403
	Virginia Electric & Power Co
1,000,000	3.75%, 05/15/2027	943,798
500,000	3.80%, 09/15/2047	354,220
1,000,000	WEC Energy Group Inc 5.60%, 09/12/2026	999,835
1,000,000	Wisconsin Power & Light Co 3.95%, 09/01/2032	880,704
	Xcel Energy Inc
175,000	2.60%, 12/01/2029	147,086
1,000,000	4.60%, 06/01/2032	907,452

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
$ 1,000,000	5.45%, 08/15/2033	$ 954,327
		76,287,652
TOTAL CORPORATE BONDS AND NOTES — 25.39% (Cost $1,032,107,236)		$903,540,344
FOREIGN GOVERNMENT BONDS AND NOTES
	African Development Bank
1,000,000	3.38%, 07/07/2025	968,864
500,000	4.38%, 03/14/2028	491,522
	Asian Development Bank
2,000,000	2.88%, 05/06/2025	1,925,451
1,000,000	4.25%, 01/09/2026(b)	982,458
1,000,000	3.13%, 08/20/2027	942,355
1,000,000	3.75%, 04/25/2028	958,119
1,500,000	5.82%, 06/16/2028	1,555,762
1,000,000	4.50%, 08/25/2028	988,694
1,000,000	1.88%, 03/15/2029(b)	863,132
1,000,000	3.88%, 09/28/2032	935,414
1,000,000	3.88%, 06/14/2033	932,375
1,500,000	Asian Infrastructure Investment Bank 3.38%, 06/29/2025	1,448,330
1,500,000	Canada Government International Bond 0.75%, 05/19/2026	1,345,836
	Chile Government International Bond
500,000	2.75%, 01/31/2027	458,925
1,000,000	4.95%, 01/05/2036	917,151
4,000,000	3.50%, 01/25/2050	2,657,046
500,000	3.25%, 09/21/2071	282,834
500,000	Corp Andina de Fomento 2.25%, 02/08/2027	445,485
1,500,000	Council of Europe Development Bank(b) 0.88%, 09/22/2026	1,332,021
	European Bank for Reconstruction & Development
1,000,000	0.50%, 11/25/2025	907,305
1,000,000	4.38%, 03/09/2028	984,345
	European Investment Bank
2,000,000	0.63%, 07/25/2025	1,843,813
2,000,000	1.38%, 03/15/2027	1,783,467
1,000,000	3.25%, 11/15/2027	945,696
2,000,000	3.88%, 03/15/2028(b)	1,930,914
1,000,000	4.50%, 10/16/2028(b)	991,400
1,000,000	1.75%, 03/15/2029(b)	860,028
1,000,000	3.63%, 07/15/2030	935,330
1,000,000	3.75%, 02/14/2033	927,789
	Export Development Canada
1,000,000	4.38%, 06/29/2026(b)	984,578
1,000,000	3.88%, 02/14/2028	963,474
	Export-Import Bank of Korea
1,000,000	2.63%, 05/26/2026	928,243
2,000,000	5.13%, 01/11/2033	1,959,552
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 1,000,000	4.63%, 06/07/2033(a)(b)	$ 942,342
	Hungary Government International Bond(a)
1,000,000	2.13%, 09/22/2031	736,130
1,000,000	3.13%, 09/21/2051	551,300
	Indonesia Government International Bond
1,000,000	3.50%, 01/11/2028	926,112
1,000,000	4.65%, 09/20/2032	933,228
1,000,000	5.65%, 01/11/2053	950,035
	Inter-American Development Bank
2,000,000	0.63%, 07/15/2025	1,844,524
1,500,000	0.88%, 04/20/2026	1,353,491
2,000,000	1.13%, 07/20/2028(b)	1,690,074
1,000,000	3.50%, 04/12/2033	904,514
1,000,000	4.50%, 09/13/2033	976,498
	Inter-American Investment Corp
1,000,000	4.13%, 02/15/2028	967,131
1,000,000	4.75%, 09/19/2028(b)	994,219
	International Bank for Reconstruction & Development
1,000,000	0.75%, 11/24/2027	851,522
1,000,000	3.50%, 07/12/2028	947,417
1,000,000	4.63%, 08/01/2028	996,184
9,500,000	1.13%, 09/13/2028	8,000,391
1,000,000	4.00%, 07/25/2030(b)	954,225
500,000	0.75%, 08/26/2030	382,809
2,000,000	1.25%, 02/10/2031	1,570,872
	International Finance Corp
400,000	0.38%, 07/16/2025	367,264
500,000	4.50%, 07/13/2028	494,094
	Israel Government International Bond
1,000,000	3.25%, 01/17/2028	920,300
1,000,000	4.50%, 01/17/2033	930,868
	Japan Bank for International Cooperation
1,000,000	4.25%, 04/27/2026(b)	974,605
4,000,000	2.25%, 11/04/2026	3,657,659
400,000	4.63%, 07/19/2028	392,755
	Mexico Government International Bond
1,000,000	5.40%, 02/09/2028	984,444
2,000,000	4.75%, 04/27/2032	1,800,703
1,000,000	4.88%, 05/19/2033	896,059
500,000	3.50%, 02/12/2034	390,953
2,750,000	4.60%, 01/23/2046	2,025,642
1,000,000	6.34%, 05/04/2053	910,067
1,000,000	3.77%, 05/24/2061	585,951
	Nordic Investment Bank
1,000,000	0.50%, 01/21/2026	902,089
1,000,000	3.38%, 09/08/2027	950,965
1,000,000	Panama Bonos del Tesoro(a) 6.38%, 07/25/2033	946,000
	Panama Government International Bond
2,000,000	3.16%, 01/23/2030	1,678,923

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 2,000,000	6.40%, 02/14/2035	$ 1,936,063
1,000,000	Panama Notas del Tesoro 3.75%, 04/17/2026	909,210
400,000	Perusahaan Penerbit SBSN Indonesia III(a) 4.70%, 06/06/2032	377,656
	Peruvian Government International Bond
1,000,000	2.84%, 06/20/2030(b)	840,585
500,000	3.00%, 01/15/2034	382,129
1,000,000	3.55%, 03/10/2051(b)	656,935
	Philippine Government International Bond
2,000,000	3.00%, 02/01/2028	1,810,305
200,000	5.61%, 04/13/2033(b)	200,394
1,000,000	5.00%, 07/17/2033	957,805
2,000,000	2.95%, 05/05/2045	1,263,458
1,000,000	Province of Alberta Canada(a) 2.05%, 08/17/2026	918,322
	Province of British Columbia Canada
3,000,000	1.30%, 01/29/2031(b)	2,343,846
1,000,000	4.20%, 07/06/2033	936,411
	Province of Manitoba Canada(b)
1,000,000	2.13%, 06/22/2026	924,598
1,000,000	4.30%, 07/27/2033	940,798
	Province of Ontario Canada
1,000,000	0.63%, 01/21/2026	901,531
1,000,000	1.13%, 10/07/2030	773,081
1,500,000	1.80%, 10/14/2031	1,188,480
	Province of Quebec Canada
5,849,000	1.35%, 05/28/2030(b)	4,659,375
1,000,000	4.50%, 09/08/2033	959,488
1,000,000	Republic of Italy Government International Bond 3.88%, 05/06/2051	651,760
	Republic of Poland Government International Bond
500,000	5.50%, 11/16/2027	500,950
1,000,000	5.75%, 11/16/2032	1,001,050
1,000,000	4.88%, 10/04/2033	930,000
	Svensk Exportkredit AB
1,000,000	0.63%, 05/14/2025	925,284
1,000,000	4.63%, 11/28/2025	987,689
1,000,000	4.13%, 06/14/2028(b)	967,843
1,000,000	4.88%, 10/04/2030	991,635
	Uruguay Government International Bond
500,000	4.38%, 01/23/2031	477,987
1,000,000	5.75%, 10/28/2034(b)	1,017,774
500,000	4.98%, 04/20/2055	432,233
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 3.30% (Cost $130,951,580)		$117,424,742
Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.91%
	BANK
	Series 2017-BNK7 Class A5
$ 500,000	3.44%, 09/15/2060	$ 454,548
	Series 2018-BN10 Class A5
300,000	3.69%, 02/15/2061	273,723
	Series 2019-BN20 Class ASB
2,200,000	2.93%, 09/15/2062	1,978,088
4,000,000	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 Class A4 3.57%, 02/15/2050	3,701,618
	BBCMS Mortgage Trust
	Series 2021-C10 Class A5
1,500,000	2.49%, 07/15/2054	1,192,456
	Series 2021-C11 Class A5
1,000,000	2.32%, 09/15/2054	772,709
	Benchmark Mortgage Trust
	Series 2018-B3 Class AAB
392,037	3.97%, 04/10/2051	372,321
	Series 2018-B4 Class A5
1,100,000	4.12%, 07/15/2051(d)	1,012,441
	Series 2018-B7 Class A3
2,200,000	4.24%, 05/15/2053	2,012,873
	Series 2019-B9 Class A4
650,000	3.75%, 03/15/2052	583,901
	Series 2020-IG1 Class A3
322,000	2.69%, 09/15/2043	247,313
	Series 2021-B25 Class A5
1,000,000	2.58%, 04/15/2054	761,489
1,000,000	CFCRE Commercial Mortgage Trust Series 2017-C8 Class A4 3.57%, 06/15/2050	913,431
	Citigroup Commercial Mortgage Trust
	Series 2015-GC31 Class A4
2,500,000	3.76%, 06/10/2048	2,381,999
	Series 2018-C6 Class A4
2,095,000	4.41%, 11/10/2051	1,945,236
238,000	COMM Mortgage Trust Series 2018-COR3 Class A3 4.23%, 05/10/2051	217,283
1,825,000	CSAIL Commercial Mortgage Trust Series 2016-C7 Class A5 3.50%, 11/15/2049	1,679,083
	GS Mortgage Securities Trust
	Series 2016-GS4 Class A4
3,115,000	3.44%, 11/10/2049(d)	2,873,434

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2019-GC42 Class A4
$ 1,000,000	3.00%, 09/10/2052	$ 849,373
650,000	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4 Class AS 4.29%, 03/10/2052	566,440
1,550,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class A4 3.72%, 12/15/2049	1,429,977
1,000,000	Morgan Stanley Capital I Trust Series 2018-H3 Class A5 4.18%, 07/15/2051	924,209
	Wells Fargo Commercial Mortgage Trust
	Series 2015-LC22 Class A4
2,400,000	3.84%, 09/15/2058	2,287,561
	Series 2019-C52 Class A5
2,400,000	2.89%, 08/15/2052	2,020,966
	Series 2020-C55 Class A5
1,000,000	2.73%, 02/15/2053	821,742
		32,274,214
U.S. Government Agency — 27.58%
	Federal Home Loan Mortgage Corp
107,633	4.00%, 05/01/2026	104,052
77,836	3.00%, 01/01/2027	75,228
2,259	7.50%, 05/01/2027	2,275
257,835	2.50%, 11/01/2028	244,774
177,631	3.00%, 01/01/2029	170,088
504,219	3.00%, 02/01/2029	478,888
7,142	6.50%, 04/01/2029	7,185
1,063	7.50%, 08/01/2030	1,087
1,273,937	2.50%, 12/01/2031	1,151,610
231,915	2.50%, 02/01/2032	209,663
147,997	3.50%, 04/01/2032	136,608
33,875	6.50%, 11/01/2032	34,083
235,097	3.00%, 04/01/2033	218,527
120,458	3.50%, 05/01/2033	113,331
175,796	3.50%, 06/01/2033	162,240
281,149	4.00%, 07/01/2033	269,616
1,029,690	3.00%, 01/01/2034	952,015
136,848	3.50%, 03/01/2034	128,775
255,444	4.00%, 06/01/2034	237,436
209,296	3.50%, 09/01/2034	196,626
335,262	2.00%, 10/01/2034	290,882
693,344	3.00%, 12/01/2034	631,581
824,032	2.50%, 02/01/2035	734,526
216,472	2.50%, 03/01/2035	190,787
531,590	1.50%, 07/01/2035	445,770
1,726,397	2.00%, 07/01/2035	1,490,080
542,395	3.00%, 07/01/2035	492,156
746,680	2.00%, 08/01/2035	643,025
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,030,568	2.00%, 10/01/2035	$ 891,610
1,540,142	1.50%, 12/01/2035	1,291,461
153,999	2.00%, 12/01/2035	132,934
1,004,627	1.50%, 01/01/2036	842,401
1,579,568	2.00%, 01/01/2036	1,357,681
1,396,769	1.50%, 02/01/2036	1,171,212
493,807	2.00%, 02/01/2036	424,431
1,589,666	2.50%, 02/01/2036	1,405,967
798,181	2.00%, 03/01/2036	686,042
7,737	6.00%, 03/01/2036	7,876
8,417	6.00%, 04/01/2036	8,545
565,064	1.00%, 05/01/2036	469,118
973,987	1.50%, 05/01/2036	816,677
1,007,422	2.00%, 05/01/2036	865,868
300,354	1.50%, 06/01/2036	251,850
34,602	5.00%, 06/01/2036	33,952
1,294,541	1.50%, 07/01/2036	1,085,429
678,260	2.00%, 07/01/2036	582,969
241,670	1.00%, 08/01/2036	200,179
836,556	1.50%, 09/01/2036	701,413
778,022	2.00%, 09/01/2036	668,693
632,401	3.00%, 09/01/2036	565,033
3,346,870	2.00%, 10/01/2036	2,876,570
2,273,029	2.50%, 10/01/2036	2,006,718
2,484,917	1.50%, 12/01/2036	2,071,962
1,056,400	1.50%, 01/01/2037	880,834
388,730	1.50%, 03/01/2037	324,116
1,484,292	2.00%, 03/01/2037	1,277,667
559,283	2.50%, 03/01/2037	492,881
1,150,219	2.00%, 04/01/2037	986,375
446,090	3.00%, 04/01/2037	403,497
440,133	1.50%, 05/01/2037	366,976
1,337,492	1.50%, 06/01/2037	1,108,114
517,428	5.00%, 10/01/2037	504,374
210,453	4.50%, 11/01/2037	201,879
12,525	5.50%, 11/01/2037	12,297
245,974	3.50%, 12/01/2037	227,512
221,392	4.00%, 12/01/2037	208,973
660,105	4.50%, 12/01/2037	633,554
9,617	5.50%, 12/01/2037	9,328
627,794	3.50%, 01/01/2038	580,444
333,796	4.00%, 05/01/2038	315,064
362,981	5.50%, 07/01/2038	359,176
92,352	3.50%, 10/01/2038	82,670
528,924	3.50%, 10/01/2039	468,495
70,634	5.00%, 12/01/2039	69,214
727,432	3.00%, 02/01/2040	631,104
160,943	5.00%, 02/01/2040	157,675
130,031	5.00%, 05/01/2040	127,283
236,306	2.50%, 07/01/2040	195,600
203,347	2.50%, 08/01/2040	169,386
68,534	5.00%, 08/01/2040	67,072
1,192,932	2.00%, 10/01/2040	963,854
385,942	1.50%, 11/01/2040	299,325
499,190	2.00%, 12/01/2040	404,484
770,503	2.50%, 12/01/2040	641,811
632,478	4.00%, 02/01/2041	579,921
747,138	2.00%, 03/01/2041	603,312

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 102,999	4.00%, 04/01/2041	$ 94,439
247,692	1.50%, 05/01/2041	191,162
1,249,476	2.00%, 07/01/2041	1,000,124
353,480	2.50%, 07/01/2041	292,906
520,643	2.00%, 08/01/2041	416,860
1,710,570	2.00%, 10/01/2041	1,370,102
617,269	2.00%, 11/01/2041	493,517
642,698	1.50%, 12/01/2041	495,998
715,738	2.50%, 04/01/2042	586,880
304,641	3.50%, 11/01/2042	270,427
618,277	4.50%, 04/01/2043	574,752
260,936	3.50%, 05/01/2043	231,643
381,286	4.00%, 11/01/2043	349,577
347,196	3.50%, 11/01/2044	307,817
1,120,011	3.00%, 04/01/2045	948,834
697,591	3.00%, 08/01/2045	590,725
370,263	3.50%, 10/01/2045	325,461
249,370	3.50%, 04/01/2046	219,179
2,496,513	3.00%, 02/01/2047	2,110,416
1,065,965	3.50%, 02/01/2047	933,582
1,015,892	4.00%, 02/01/2047	929,530
490,048	2.50%, 03/01/2047	396,776
498,185	3.50%, 11/01/2047	436,722
491,251	4.00%, 11/01/2047	446,215
314,621	4.50%, 01/01/2048	295,231
1,078,331	3.50%, 02/01/2048	945,281
368,585	4.00%, 03/01/2048	334,273
1,050,547	3.50%, 08/01/2048	920,916
208,740	4.00%, 08/01/2048	189,296
137,398	4.50%, 08/01/2048	128,330
148,784	4.00%, 09/01/2048	134,791
2,973,048	4.00%, 11/01/2048	2,692,768
63,300	4.00%, 01/01/2049	57,364
1,235,308	3.50%, 05/01/2049	1,084,190
4,280,164	3.50%, 06/01/2049	3,745,841
540,846	5.50%, 06/01/2049	532,669
337,220	4.50%, 08/01/2049	315,403
534,006	5.00%, 08/01/2049	511,448
343,556	3.00%, 09/01/2049	287,051
462,274	4.00%, 09/01/2049	417,150
765,440	2.50%, 10/01/2049	612,927
320,327	3.00%, 10/01/2049	269,034
67,963	3.50%, 10/01/2049	59,283
176,533	4.00%, 10/01/2049	159,301
971,062	4.50%, 11/01/2049	908,034
1,903,277	3.50%, 12/01/2049	1,662,246
412,995	3.50%, 01/01/2050	361,562
1,458,246	3.00%, 02/01/2050	1,221,050
140,152	3.00%, 03/01/2050	117,356
184,333	5.00%, 03/01/2050	176,557
363,954	3.00%, 04/01/2050	303,702
569,258	3.50%, 04/01/2050	498,462
1,604,589	2.50%, 05/01/2050	1,284,910
682,140	4.00%, 05/01/2050	620,230
2,867,723	2.50%, 07/01/2050	2,296,092
98,131	4.00%, 07/01/2050	88,496
861,540	4.50%, 07/01/2050	802,041
1,248,392	2.00%, 08/01/2050	956,198
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 2,923,333	3.00%, 08/01/2050	$ 2,433,220
5,838,180	2.00%, 09/01/2050	4,469,241
2,891,301	2.50%, 09/01/2050	2,312,546
3,511,325	3.00%, 09/01/2050	2,921,305
200,853	3.50%, 09/01/2050	174,341
102,438	4.00%, 09/01/2050	92,273
955,191	2.50%, 10/01/2050	762,866
3,559,989	3.00%, 10/01/2050	2,962,874
2,291,612	1.50%, 11/01/2050	1,648,622
6,989,527	2.00%, 11/01/2050	5,346,477
975,979	2.50%, 11/01/2050	785,615
1,901,766	1.50%, 12/01/2050	1,368,157
4,931,022	2.00%, 12/01/2050	3,769,983
484,333	3.00%, 12/01/2050	403,097
7,350,966	2.00%, 01/01/2051	5,623,586
6,920,409	2.50%, 01/01/2051	5,531,564
5,571,423	1.50%, 03/01/2051	4,016,335
8,789,688	2.00%, 03/01/2051	6,730,093
848,153	1.50%, 04/01/2051	610,101
563,304	2.50%, 04/01/2051	450,161
2,270,822	2.00%, 05/01/2051	1,734,509
4,468,874	2.50%, 05/01/2051	3,572,842
1,035,615	1.50%, 06/01/2051	744,945
1,186,241	3.50%, 06/01/2051	1,023,043
3,479,353	2.00%, 08/01/2051	2,650,571
1,482,419	2.50%, 08/01/2051	1,181,416
8,716,612	2.50%, 09/01/2051	6,957,545
3,179,895	1.50%, 10/01/2051	2,288,209
10,305,781	2.00%, 10/01/2051	7,862,363
12,165,777	2.50%, 10/01/2051	9,693,449
9,858,459	2.00%, 11/01/2051	7,516,566
4,793,622	2.50%, 11/01/2051	3,813,351
5,580,986	2.00%, 12/01/2051	4,254,657
4,057,385	2.50%, 12/01/2051	3,221,356
3,951,524	3.00%, 12/01/2051	3,282,724
2,270,333	2.00%, 01/01/2052	1,730,803
6,929,591	2.50%, 01/01/2052	5,542,539
879,833	3.00%, 01/01/2052	728,931
711,084	2.00%, 02/01/2052	541,419
2,228,232	2.50%, 02/01/2052	1,779,853
7,538,753	2.00%, 03/01/2052	5,724,243
3,199,365	3.00%, 03/01/2052	2,651,441
400,108	3.50%, 03/01/2052	344,233
4,849,745	2.50%, 04/01/2052	3,852,974
313,027	3.00%, 04/01/2052	261,587
3,811,565	3.50%, 04/01/2052	3,286,854
8,331,024	3.00%, 05/01/2052	6,887,480
1,417,748	4.00%, 05/01/2052	1,263,415
974,221	3.00%, 06/01/2052	809,711
4,679,568	3.50%, 06/01/2052	4,031,610
570,469	4.50%, 06/01/2052	524,062
2,085,373	2.50%, 07/01/2052	1,656,531
374,735	3.50%, 07/01/2052	325,586
608,768	4.50%, 07/01/2052	559,345
295,011	5.00%, 07/01/2052	278,469
724,830	3.50%, 08/01/2052	628,318
6,000,116	4.00%, 08/01/2052	5,345,895
2,851,821	2.50%, 09/01/2052	2,265,030

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,238,337	3.00%, 09/01/2052	$ 1,024,607
562,265	4.00%, 09/01/2052	505,059
7,522,855	4.50%, 09/01/2052	6,914,541
1,472,223	5.00%, 09/01/2052	1,390,016
3,345,805	3.50%, 10/01/2052	2,878,945
2,229,818	4.00%, 10/01/2052	1,987,595
465,349	4.50%, 10/01/2052	427,556
561,090	5.00%, 10/01/2052	532,138
440,267	5.50%, 10/01/2052	425,635
277,447	6.00%, 10/01/2052	274,668
605,808	4.50%, 11/01/2052	564,100
2,397,682	5.00%, 11/01/2052	2,263,975
613,205	5.50%, 11/01/2052	592,826
764,559	4.50%, 12/01/2052	702,282
3,307,420	5.00%, 12/01/2052	3,127,995
962,864	5.50%, 12/01/2052	934,055
464,043	6.00%, 12/01/2052	458,126
583,386	5.00%, 01/01/2053	550,611
1,126,321	5.50%, 01/01/2053	1,088,889
1,875,608	6.00%, 01/01/2053	1,855,537
705,691	5.50%, 02/01/2053	682,741
299,024	6.50%, 02/01/2053	301,199
728,478	5.00%, 03/01/2053	687,572
620,274	5.50%, 03/01/2053	602,321
687,012	4.00%, 04/01/2053	611,886
635,029	4.50%, 04/01/2053	583,271
1,226,933	5.50%, 04/01/2053	1,190,075
884,390	5.00%, 05/01/2053	836,805
3,653,893	5.50%, 05/01/2053	3,530,147
686,494	4.50%, 06/01/2053	630,540
784,003	5.00%, 06/01/2053	745,986
892,697	5.50%, 06/01/2053	863,460
740,516	4.50%, 07/01/2053	680,158
1,324,502	5.00%, 07/01/2053	1,250,121
444,446	5.50%, 07/01/2053	430,655
345,828	6.00%, 07/01/2053	342,740
1,086,532	5.00%, 08/01/2053	1,025,514
737,737	5.50%, 08/01/2053	713,219
395,930	5.00%, 09/01/2053	375,899
1,839,034	5.50%, 10/01/2053	1,788,516
1,838,646	6.00%, 10/01/2053	1,826,351
1,100,000	6.50%, 10/01/2053	1,105,314
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K052 Class A2
1,000,000	3.15%, 11/25/2025	957,756
	Series K061 Class A2
1,882,000	3.35%, 11/25/2026(d)	1,775,693
	Series K067 Class A2
1,100,000	3.19%, 07/25/2027	1,025,391
	Series K077 Class A2
2,750,000	3.85%, 05/25/2028(d)	2,603,379
	Series K084 Class A2
1,500,000	3.78%, 10/25/2028(d)	1,410,371
	Series K087 Class A2
1,565,000	3.77%, 12/25/2028	1,468,661
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series K092 Class A2
$ 2,150,000	3.30%, 04/25/2029	$ 1,960,999
	Series K095 Class A2
2,500,000	2.79%, 06/25/2029	2,212,883
	Series K098 Class A2
1,000,000	2.43%, 08/25/2029	863,337
	Series K100 Class A2
2,007,000	2.67%, 09/25/2029	1,751,264
	Series K104 Class A2
300,000	2.25%, 01/25/2030	253,820
	Series K127 Class A2
500,000	2.11%, 01/25/2031	405,490
	Series K130 Class A2
1,800,000	1.72%, 06/25/2031	1,404,861
	Series K154 Class A2
1,900,000	3.42%, 04/25/2032	1,727,766
	Series K729 Class AM
1,500,000	3.20%, 11/25/2024	1,456,788
	Series KJ37 Class A2
500,000	2.33%, 11/25/2030	424,990
	Federal National Mortgage Association
915,813	2.50%, 06/01/2028	866,724
12,771	6.00%, 01/01/2029	12,609
212,674	3.00%, 03/01/2029	201,894
153,183	3.50%, 04/01/2029	144,015
89,202	3.50%, 09/01/2029	83,840
120,483	4.00%, 09/01/2030	111,870
391,635	3.00%, 10/01/2030	363,975
29,955	8.00%, 10/01/2030	29,896
846,117	2.50%, 09/01/2031	763,898
225,756	2.00%, 10/01/2031	200,424
111,308	3.50%, 01/01/2032	102,598
344,406	3.50%, 02/01/2032	323,614
31,189	6.50%, 06/01/2032	31,380
307,101	3.00%, 08/01/2032	283,370
25,149	6.50%, 08/01/2032	25,281
1,127,267	3.00%, 10/01/2032	1,042,130
84,216	3.00%, 11/01/2032	75,712
315,105	2.50%, 01/01/2033	287,658
364,014	3.00%, 02/01/2033	327,114
101,855	5.50%, 03/01/2033	100,764
16,886	5.00%, 09/01/2033	16,496
1,626,209	3.00%, 12/01/2033	1,503,697
21,306	5.50%, 01/01/2034	20,810
142,128	4.00%, 02/01/2034	132,074
213,150	3.50%, 03/01/2034	200,273
80,080	5.50%, 03/01/2034	78,342
81,933	5.50%, 05/01/2034	81,514
330,965	3.50%, 07/01/2034	311,194
193,612	2.50%, 09/01/2034	172,584
247,430	3.00%, 02/01/2035	226,591
23,824	5.50%, 02/01/2035	23,702
289,391	3.00%, 03/01/2035	259,676
850,023	3.00%, 04/01/2035	771,365
251,689	5.00%, 05/01/2035	246,611
707,797	2.00%, 06/01/2035	611,041
758,659	2.50%, 06/01/2035	670,875

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 311,927	3.50%, 06/01/2035	$ 293,091
284,874	1.50%, 07/01/2035	238,882
5,230	5.00%, 07/01/2035	5,115
521,475	2.00%, 09/01/2035	449,893
237,163	3.50%, 09/01/2035	222,849
51,648	5.00%, 09/01/2035	50,589
755,509	1.50%, 10/01/2035	633,526
55,563	5.00%, 10/01/2035	54,429
39,273	6.00%, 10/01/2035	39,931
43,500	5.50%, 11/01/2035	43,333
1,761,098	2.00%, 12/01/2035	1,520,235
816,489	2.00%, 01/01/2036	701,778
838,538	2.50%, 01/01/2036	741,151
827,081	1.50%, 02/01/2036	693,523
2,369,687	2.00%, 02/01/2036	2,038,368
388,885	3.50%, 04/01/2036	357,309
48,113	6.00%, 04/01/2036	49,050
846,718	1.50%, 05/01/2036	709,968
1,397,605	2.00%, 05/01/2036	1,200,384
689,849	2.50%, 05/01/2036	609,302
1,957,992	2.00%, 06/01/2036	1,682,855
4,391,631	2.50%, 06/01/2036	3,878,390
1,032,470	1.50%, 07/01/2036	865,697
359,459	2.50%, 07/01/2036	318,064
290,912	1.50%, 08/01/2036	243,940
516,967	2.00%, 08/01/2036	446,046
3,480	6.50%, 08/01/2036	3,498
1,518,119	1.50%, 09/01/2036	1,265,397
2,936,942	2.00%, 09/01/2036	2,523,352
167,767	1.00%, 10/01/2036	136,458
3,042,424	1.50%, 10/01/2036	2,551,025
714,794	2.00%, 10/01/2036	614,005
364,501	2.50%, 10/01/2036	321,572
1,248,576	1.50%, 11/01/2036	1,041,097
4,289,008	2.00%, 11/01/2036	3,687,983
395,535	2.50%, 11/01/2036	349,296
31,821	5.50%, 11/01/2036	31,778
527,605	1.50%, 12/01/2036	439,929
443,637	6.00%, 12/01/2036	447,149
1,925,115	1.50%, 01/01/2037	1,605,180
1,999,523	2.00%, 01/01/2037	1,715,437
769,869	3.00%, 01/01/2037	686,883
1,464,213	2.00%, 02/01/2037	1,264,357
1,307,739	2.00%, 03/01/2037	1,127,610
376,521	2.50%, 03/01/2037	331,826
570,980	2.00%, 04/01/2037	482,458
642,015	2.50%, 04/01/2037	565,799
1,035,516	3.00%, 04/01/2037	936,788
256,205	3.00%, 05/01/2037	232,164
1,342,561	2.00%, 06/01/2037	1,151,302
530,419	2.50%, 06/01/2037	467,411
617,500	3.50%, 07/01/2037	572,276
25,222	5.00%, 07/01/2037	24,714
142,203	5.50%, 08/01/2037	141,640
676,531	3.00%, 09/01/2037	611,910
458,234	4.00%, 12/01/2037	432,695
233,048	5.50%, 01/01/2038	232,452
796,520	2.50%, 02/01/2038	701,932
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 109,828	6.00%, 03/01/2038	$ 111,639
54,074	5.50%, 07/01/2038	54,014
388,919	5.00%, 09/01/2038	379,107
37,271	2.50%, 05/01/2039	32,198
33,494	6.00%, 05/01/2039	34,056
246,468	4.50%, 08/01/2039	232,507
288,176	5.00%, 08/01/2039	281,987
253,644	5.00%, 12/01/2039	248,189
126,303	4.50%, 03/01/2040	119,150
579,765	2.50%, 05/01/2040	481,526
772,156	3.00%, 05/01/2040	689,384
1,819,044	2.00%, 06/01/2040	1,478,892
177,835	5.00%, 06/01/2040	173,795
144,273	4.50%, 08/01/2040	136,293
486,616	2.00%, 09/01/2040	395,169
274,461	2.50%, 09/01/2040	228,682
690,834	3.00%, 09/01/2040	616,410
903,467	2.00%, 11/01/2040	732,657
91,726	4.50%, 11/01/2040	86,650
127,680	5.00%, 11/01/2040	124,779
304,596	1.50%, 01/01/2041	235,883
542,480	2.00%, 02/01/2041	437,221
1,181,406	4.00%, 02/01/2041	1,081,716
486,999	4.50%, 03/01/2041	459,744
436,145	2.00%, 04/01/2041	350,560
353,023	1.50%, 05/01/2041	272,506
240,733	2.00%, 05/01/2041	193,925
341,704	5.00%, 05/01/2041	333,239
341,507	2.00%, 06/01/2041	274,855
825,751	2.00%, 08/01/2041	663,316
563,412	1.50%, 09/01/2041	434,895
1,141,961	2.50%, 09/01/2041	944,691
753,622	1.50%, 10/01/2041	581,712
1,049,860	2.00%, 10/01/2041	839,293
945,059	2.50%, 10/01/2041	781,566
165,517	4.50%, 10/01/2041	156,353
1,402,850	1.50%, 12/01/2041	1,082,834
805,207	2.00%, 12/01/2041	640,270
464,176	3.50%, 12/01/2041	411,991
460,118	4.00%, 01/01/2042	421,288
1,845,874	2.00%, 03/01/2042	1,467,111
1,132,452	1.50%, 04/01/2042	874,109
812,734	2.50%, 04/01/2042	667,845
457,320	3.00%, 06/01/2042	387,206
560,789	3.00%, 08/01/2042	474,785
457,446	3.50%, 08/01/2042	400,693
273,573	3.00%, 09/01/2042	233,867
587,475	4.00%, 10/01/2042	532,414
711,284	3.00%, 12/01/2042	608,039
781,108	3.00%, 02/01/2043	667,745
323,694	3.00%, 04/01/2043	276,701
583,523	3.50%, 04/01/2043	511,983
1,337,417	3.50%, 05/01/2043	1,184,639
155,828	4.00%, 07/01/2043	142,638
593,112	3.00%, 08/01/2043	507,002
356,638	3.50%, 08/01/2043	316,010
160,425	4.00%, 09/01/2043	146,779
360,630	3.50%, 08/01/2044	318,831

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 644,473	4.00%, 08/01/2044	$ 590,095
210,566	4.00%, 06/01/2045	192,259
1,406,970	2.50%, 07/01/2045	1,134,949
436,740	3.50%, 11/01/2045	381,977
813,815	1.50%, 02/01/2046	595,773
1,251,802	3.50%, 02/01/2046	1,097,778
713,369	4.00%, 03/01/2046	650,739
1,358,801	3.00%, 06/01/2046	1,148,925
1,547,891	3.00%, 09/01/2046	1,304,468
1,094,961	4.00%, 09/01/2046	1,001,140
340,079	2.50%, 10/01/2046	275,203
1,351,895	3.00%, 10/01/2046	1,142,823
276,055	4.00%, 10/01/2046	250,997
768,068	3.00%, 12/01/2046	648,731
366,047	3.50%, 12/01/2046	320,569
257,553	4.00%, 03/01/2047	232,911
348,334	4.00%, 06/01/2047	314,919
264,719	4.00%, 07/01/2047	239,093
4,630,837	3.50%, 10/01/2047	4,054,221
878,728	4.00%, 10/01/2047	796,606
964,758	4.50%, 02/01/2048	898,016
713,240	3.50%, 05/01/2048	624,424
337,595	4.50%, 05/01/2048	316,033
300,722	4.00%, 10/01/2048	272,351
337,960	4.00%, 11/01/2048	306,605
2,461,480	4.50%, 11/01/2048	2,304,383
288,839	5.00%, 11/01/2048	276,751
1,384,102	4.00%, 01/01/2049	1,250,564
352,380	4.50%, 02/01/2049	328,754
564,764	3.50%, 03/01/2049	494,486
871,439	3.50%, 05/01/2049	765,668
1,109,104	3.50%, 06/01/2049	971,011
2,222,479	4.00%, 06/01/2049	2,006,127
1,041,496	3.50%, 07/01/2049	911,262
2,790,941	4.00%, 07/01/2049	2,525,014
877,210	4.50%, 07/01/2049	818,589
1,408,027	3.50%, 08/01/2049	1,232,657
966,108	4.00%, 08/01/2049	870,090
388,426	3.00%, 09/01/2049	324,704
918,533	3.50%, 09/01/2049	802,462
329,558	4.50%, 09/01/2049	308,251
843,608	4.50%, 10/01/2049	787,931
1,348,398	3.50%, 11/01/2049	1,183,490
3,958,494	3.00%, 12/01/2049	3,309,627
1,132,861	3.50%, 12/01/2049	990,411
2,492,079	2.50%, 01/01/2050	1,995,456
826,470	3.00%, 01/01/2050	692,132
330,133	4.00%, 01/01/2050	296,399
1,597,638	3.00%, 02/01/2050	1,333,548
536,455	4.50%, 02/01/2050	500,999
2,838,027	3.00%, 03/01/2050	2,368,991
611,836	3.50%, 03/01/2050	533,697
922,652	4.00%, 03/01/2050	836,491
468,516	3.00%, 04/01/2050	390,632
1,453,407	2.50%, 05/01/2050	1,162,866
724,403	3.50%, 05/01/2050	632,468
7,669,488	2.50%, 06/01/2050	6,137,559
332,984	4.00%, 06/01/2050	300,206
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 169,015	4.50%, 06/01/2050	$ 156,940
395,569	2.50%, 07/01/2050	316,494
3,412,894	3.00%, 07/01/2050	2,846,747
519,119	4.00%, 07/01/2050	467,178
4,038,700	2.00%, 08/01/2050	3,092,733
2,272,049	2.50%, 08/01/2050	1,817,171
644,020	4.00%, 08/01/2050	582,064
1,628,519	2.00%, 09/01/2050	1,258,293
1,078,898	2.50%, 09/01/2050	865,841
1,317,437	3.00%, 09/01/2050	1,097,473
442,322	1.50%, 10/01/2050	318,261
2,058,545	2.50%, 10/01/2050	1,647,060
1,060,315	3.00%, 10/01/2050	891,473
2,827,894	1.50%, 11/01/2050	2,034,726
2,584,925	2.00%, 11/01/2050	1,979,475
632,742	2.50%, 11/01/2050	506,006
5,262,646	2.00%, 12/01/2050	4,019,195
2,983,266	3.00%, 12/01/2050	2,492,608
80,081	4.00%, 12/01/2050	71,879
2,485,573	1.50%, 01/01/2051	1,788,402
17,626,535	2.00%, 01/01/2051	13,485,611
2,084,007	2.50%, 01/01/2051	1,669,055
579,605	3.50%, 01/01/2051	502,151
8,471,079	2.00%, 02/01/2051	6,474,810
1,460,465	2.50%, 02/01/2051	1,164,435
290,732	4.00%, 02/01/2051	263,799
746,944	2.00%, 03/01/2051	570,080
484,666	3.50%, 03/01/2051	422,271
1,110,174	1.50%, 04/01/2051	798,781
5,730,144	2.50%, 04/01/2051	4,587,536
1,179,793	3.00%, 04/01/2051	990,980
5,962,658	2.00%, 05/01/2051	4,556,066
9,231,238	3.00%, 05/01/2051	7,685,082
718,175	1.50%, 06/01/2051	517,392
450,264	2.00%, 06/01/2051	344,011
3,449,792	2.50%, 06/01/2051	2,747,804
832,506	3.00%, 06/01/2051	702,296
20,407,183	2.00%, 07/01/2051	15,598,580
585,819	2.00%, 08/01/2051	449,166
2,461,216	2.50%, 08/01/2051	1,965,755
733,867	3.00%, 08/01/2051	608,666
2,517,467	1.50%, 09/01/2051	1,812,126
10,086,265	2.00%, 09/01/2051	7,704,785
15,540,896	2.50%, 09/01/2051	12,368,357
1,878,085	1.50%, 10/01/2051	1,351,858
20,021,280	2.00%, 10/01/2051	15,365,029
21,492,064	2.50%, 10/01/2051	17,172,873
3,984,488	2.50%, 11/01/2051	3,168,656
6,789,817	3.50%, 11/01/2051	5,894,640
4,512,612	2.00%, 12/01/2051	3,440,794
792,069	2.50%, 12/01/2051	629,528
14,896,911	2.00%, 01/01/2052	11,354,992
3,613,222	2.50%, 01/01/2052	2,870,653
2,242,342	3.00%, 01/01/2052	1,864,334
15,172,423	2.00%, 02/01/2052	11,585,100
1,193,755	2.50%, 02/01/2052	951,096
2,701,101	3.00%, 02/01/2052	2,250,717
616,124	4.00%, 02/01/2052	549,518

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 4,356,756	2.00%, 03/01/2052	$ 3,338,142
2,288,009	2.50%, 03/01/2052	1,841,455
1,416,438	3.00%, 03/01/2052	1,172,394
3,460,977	2.00%, 04/01/2052	2,635,726
5,461,028	2.50%, 04/01/2052	4,358,396
3,600,743	3.00%, 04/01/2052	2,981,136
403,565	3.50%, 04/01/2052	347,337
1,178,822	4.00%, 04/01/2052	1,050,640
7,380,435	3.50%, 05/01/2052	6,359,687
3,073,892	4.00%, 05/01/2052	2,739,301
2,428,168	3.50%, 06/01/2052	2,099,349
7,452,600	4.00%, 06/01/2052	6,666,341
9,468,348	3.00%, 07/01/2052	7,829,630
8,705,264	4.50%, 07/01/2052	8,004,753
1,152,078	5.00%, 07/01/2052	1,087,676
576,454	3.50%, 08/01/2052	496,514
663,051	4.00%, 09/01/2052	590,904
629,243	5.00%, 09/01/2052	593,913
2,019,312	5.50%, 09/01/2052	1,958,551
1,437,242	4.50%, 10/01/2052	1,324,932
3,332,122	5.00%, 10/01/2052	3,147,121
944,263	4.50%, 11/01/2052	870,778
3,648,070	5.00%, 11/01/2052	3,462,096
848,018	5.50%, 11/01/2052	821,266
1,209,562	4.00%, 12/01/2052	1,077,429
3,323,194	5.50%, 12/01/2052	3,223,781
2,297,581	6.00%, 12/01/2052	2,272,357
774,756	4.00%, 01/01/2053	690,118
1,116,152	4.50%, 01/01/2053	1,025,313
529,371	5.50%, 01/01/2053	514,515
581,361	6.00%, 01/01/2053	575,007
751,500	6.50%, 01/01/2053	755,732
892,846	5.50%, 02/01/2053	866,700
539,792	6.00%, 02/01/2053	535,532
492,548	7.00%, 02/01/2053	502,700
967,880	6.50%, 03/01/2053	972,831
2,366,814	5.00%, 04/01/2053	2,234,268
1,740,928	5.50%, 04/01/2053	1,683,069
864,948	6.00%, 04/01/2053	853,891
326,790	6.50%, 04/01/2053	329,719
1,128,535	4.00%, 05/01/2053	1,005,242
1,710,130	5.00%, 05/01/2053	1,614,126
1,075,264	5.50%, 05/01/2053	1,039,955
2,142,872	6.00%, 05/01/2053	2,119,695
561,557	6.50%, 05/01/2053	564,465
1,185,144	4.00%, 06/01/2053	1,055,663
2,341,846	5.00%, 06/01/2053	2,210,274
741,939	4.50%, 07/01/2053	678,829
987,084	5.00%, 07/01/2053	934,987
1,376,904	6.00%, 07/01/2053	1,366,816
1,342,337	6.50%, 07/01/2053	1,349,187
397,832	4.00%, 08/01/2053	354,367
2,658,112	5.50%, 08/01/2053	2,569,772
442,161	6.00%, 08/01/2053	438,585
1,888,762	6.00%, 09/01/2053	1,864,618
1,786,227	6.50%, 10/01/2053	1,808,677
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2017-M4 Class A2
$ 794,290	2.64%, 12/25/2026(d)	$ 735,201
	Series 2017-M5 Class A2
527,762	3.17%, 04/25/2029(d)	480,940
	Series 2018-M12 Class A2
350,000	3.76%, 08/25/2030(d)	318,477
	Series 2018-M14 Class A2
1,383,517	3.70%, 08/25/2028(d)	1,294,204
	Series 2019-M1 Class A2
1,746,045	3.67%, 09/25/2028(d)	1,632,361
	Series 2019-M22 Class A2
1,966,098	2.52%, 08/25/2029	1,711,538
	Series 2020-M1 Class A2
650,000	2.44%, 10/25/2029	558,376
	Series 2021-M12 Class 2A2
1,000,000	2.20%, 05/25/2033(d)	767,755
	Government National Mortgage Association
172	7.00%, 07/15/2025	171
693	7.50%, 12/15/2025	692
17,212	3.50%, 02/15/2026	16,769
86,232	5.00%, 11/15/2033	84,137
16,004	5.50%, 12/15/2035	15,893
22,319	5.00%, 12/20/2035	21,903
44,331	6.00%, 01/20/2036	45,695
49,245	5.50%, 02/20/2036	49,508
301,514	2.50%, 05/20/2036	264,490
141,254	2.00%, 06/20/2036	120,306
197,682	2.00%, 12/20/2036	168,345
297,661	5.00%, 06/15/2039	291,040
94,755	4.00%, 05/20/2040	87,742
79,905	4.50%, 07/20/2040	75,834
77,500	4.50%, 09/20/2040	73,518
326,211	4.00%, 10/15/2040	300,271
489,178	4.50%, 07/20/2041	464,192
150,154	4.00%, 09/15/2041	138,194
31,999	4.50%, 12/20/2041	30,640
633,051	2.50%, 12/20/2042	527,072
169,634	3.00%, 02/15/2043	147,632
694,819	3.50%, 09/20/2043	622,354
1,867,112	3.50%, 06/20/2044	1,671,721
688,122	3.50%, 10/20/2044	613,598
564,484	4.50%, 11/20/2044	536,345
729,495	4.00%, 02/20/2045	671,698
955,912	3.50%, 07/20/2045	850,585
513,760	3.00%, 08/20/2045	438,304
526,054	4.00%, 08/20/2045	479,345
1,185,812	3.50%, 10/20/2045	1,055,234
474,942	3.50%, 12/20/2045	421,240
497,939	3.50%, 02/20/2046	443,203
164,819	4.00%, 03/20/2046	151,433
620,624	3.00%, 08/20/2046	534,503
2,068,711	3.00%, 09/20/2046	1,784,191
1,667,368	3.50%, 10/20/2046	1,482,149

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 2,517,342	3.00%, 12/20/2046	$ 2,169,073
910,002	3.50%, 12/20/2046	808,624
3,405,062	3.00%, 01/20/2047	2,930,859
3,623,674	3.50%, 04/20/2047	3,218,303
502,999	4.00%, 06/20/2047	461,286
560,938	3.50%, 07/20/2047	498,213
599,190	3.50%, 08/20/2047	531,770
601,499	4.00%, 09/20/2047	548,515
429,837	4.50%, 11/15/2047	405,799
2,156,302	3.00%, 02/20/2048	1,848,114
356,810	4.00%, 02/20/2048	326,007
644,577	4.00%, 03/20/2048	589,958
552,892	4.50%, 03/20/2048	518,883
135,403	5.00%, 11/20/2048	130,409
2,429,812	4.00%, 12/20/2048	2,217,209
1,255,927	4.50%, 12/20/2048	1,176,477
261,023	4.50%, 03/20/2049	244,511
902,016	3.50%, 04/20/2049	799,220
326,212	3.50%, 05/20/2049	288,597
1,802,010	4.00%, 05/20/2049	1,638,067
137,539	2.50%, 08/20/2049	113,214
537,657	3.50%, 09/20/2049	474,471
624,792	2.50%, 10/20/2049	514,399
1,602,921	3.00%, 10/20/2049	1,368,528
1,905,070	3.00%, 11/20/2049	1,620,146
142,951	5.00%, 11/20/2049	137,615
582,315	3.00%, 12/20/2049	495,748
1,205,664	3.00%, 01/20/2050	1,028,634
428,741	2.50%, 02/20/2050	353,762
1,015,682	3.00%, 02/20/2050	863,595
3,535,944	2.50%, 03/20/2050	2,903,639
1,671,798	3.50%, 04/20/2050	1,473,522
295,210	5.00%, 04/20/2050	284,447
1,827,562	2.50%, 06/20/2050	1,502,844
1,118,791	4.00%, 06/20/2050	1,019,418
773,943	3.00%, 07/20/2050	659,400
2,823,834	2.00%, 08/20/2050	2,245,292
3,676,819	2.50%, 08/20/2050	3,016,379
1,843,554	3.00%, 08/20/2050	1,569,461
2,131,176	3.50%, 08/20/2050	1,879,002
186,433	4.00%, 08/20/2050	169,857
424,145	2.50%, 09/20/2050	347,961
427,786	3.00%, 09/20/2050	364,192
630,313	3.50%, 09/20/2050	554,691
276,135	4.00%, 09/20/2050	251,652
1,375,911	2.00%, 10/20/2050	1,093,987
1,367,901	2.50%, 10/20/2050	1,121,312
2,894,439	3.00%, 10/20/2050	2,467,337
2,053,177	2.50%, 11/20/2050	1,690,486
1,197,220	3.50%, 11/20/2050	1,049,029
3,732,067	2.00%, 12/20/2050	2,962,511
4,090,827	2.50%, 12/20/2050	3,352,359
463,997	3.50%, 12/20/2050	408,849
1,825,634	2.00%, 01/20/2051	1,444,565
1,109,076	2.50%, 01/20/2051	908,664
779,182	4.00%, 01/20/2051	709,936
1,704,385	2.00%, 02/20/2051	1,351,186
4,014,562	2.00%, 03/20/2051	3,186,669
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,895,417	2.50%, 03/20/2051	$ 1,550,311
908,875	1.50%, 04/20/2051	693,060
1,987,943	2.00%, 04/20/2051	1,573,074
2,191,701	2.50%, 06/20/2051	1,793,088
457,094	3.50%, 06/20/2051	402,779
1,232,386	2.00%, 08/20/2051	975,834
752,587	2.50%, 08/20/2051	615,557
2,021,499	3.00%, 08/20/2051	1,718,542
5,159,669	2.00%, 09/20/2051	4,083,800
7,774,812	2.50%, 09/20/2051	6,352,830
710,991	2.00%, 10/20/2051	562,605
2,685,882	2.50%, 10/20/2051	2,196,650
1,276,837	3.00%, 10/20/2051	1,085,323
127,257	5.00%, 10/20/2051	121,575
2,583,928	2.00%, 11/20/2051	2,042,894
1,196,646	2.50%, 11/20/2051	979,048
1,843,714	3.00%, 11/20/2051	1,564,183
1,579,323	3.50%, 11/20/2051	1,386,261
4,747,083	2.00%, 12/20/2051	3,753,782
12,217,694	2.50%, 12/20/2051	9,992,397
674,435	4.50%, 12/20/2051	626,959
9,988,961	2.00%, 01/20/2052	7,902,653
727,417	2.50%, 01/20/2052	594,840
1,969,598	3.00%, 01/20/2052	1,669,717
2,244,851	2.00%, 02/20/2052	1,774,713
579,155	2.50%, 02/20/2052	473,465
3,685,849	3.00%, 02/20/2052	3,122,335
6,854,534	2.00%, 03/20/2052	5,411,118
356,469	3.00%, 03/20/2052	302,313
3,349,606	2.50%, 04/20/2052	2,738,425
2,288,228	3.00%, 04/20/2052	1,939,821
2,182,487	4.00%, 04/20/2052	1,966,793
2,026,489	3.00%, 05/20/2052	1,713,873
2,402,652	3.50%, 05/20/2052	2,104,946
836,014	2.00%, 06/20/2052	660,959
717,088	3.00%, 06/20/2052	607,904
1,671,511	3.50%, 06/20/2052	1,464,398
2,549,083	4.00%, 06/20/2052	2,294,730
2,634,197	4.50%, 06/20/2052	2,433,239
2,146,556	3.50%, 07/20/2052	1,876,698
1,251,457	5.50%, 07/20/2052	1,215,947
3,207,473	5.00%, 08/20/2052	3,042,840
1,722,124	4.00%, 09/20/2052	1,551,790
1,813,796	4.50%, 09/20/2052	1,677,266
434,343	5.50%, 09/20/2052	421,699
872,819	2.50%, 10/20/2052	713,872
1,299,785	4.00%, 10/20/2052	1,171,225
2,931,230	4.50%, 10/20/2052	2,708,771
1,571,515	5.00%, 10/20/2052	1,490,138
772,212	3.50%, 11/20/2052	676,529
385,793	4.00%, 11/20/2052	347,635
1,111,174	4.50%, 11/20/2052	1,026,845
576,276	5.00%, 11/20/2052	547,044
973,695	5.50%, 11/20/2052	945,151
387,339	3.50%, 12/20/2052	339,344
340,792	4.50%, 12/20/2052	315,104
1,787,513	5.00%, 12/20/2052	1,694,080
1,487,937	5.50%, 12/20/2052	1,445,997

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 611,095	6.00%, 12/20/2052	$ 606,061
1,265,243	4.00%, 01/20/2053	1,140,101
1,461,927	5.00%, 01/20/2053	1,386,524
2,895,304	6.00%, 01/20/2053	2,871,341
1,066,447	6.50%, 01/20/2053	1,069,936
588,838	4.50%, 02/20/2053	544,099
317,206	5.50%, 02/20/2053	308,232
987,121	5.00%, 04/20/2053	935,534
1,871,332	5.50%, 04/20/2053	1,815,576
319,707	6.00%, 04/20/2053	316,962
2,179,476	4.50%, 05/20/2053	2,013,544
1,685,110	5.00%, 05/20/2053	1,597,458
394,364	6.50%, 05/20/2053	395,659
392,481	3.00%, 06/20/2053	334,451
347,817	4.50%, 06/20/2053	321,300
248,465	5.00%, 06/20/2053	235,541
1,092,196	5.50%, 06/20/2053	1,060,306
1,065,381	6.50%, 06/20/2053	1,069,325
1,642,279	5.00%, 07/20/2053	1,556,855
1,841,753	5.50%, 07/20/2053	1,787,418
1,493,345	6.00%, 07/20/2053	1,480,540
398,310	5.00%, 08/20/2053	378,429
746,404	6.00%, 08/20/2053	741,853
1,098,030	5.50%, 09/20/2053	1,067,834
349,228	6.50%, 09/20/2053	351,414
		981,587,802
TOTAL MORTGAGE-BACKED SECURITIES — 28.49% (Cost $1,163,995,767)		$1,013,862,016
MUNICIPAL BONDS AND NOTES
1,000,000	City of Houston Texas Combined Utility System Revenue Series B 3.83%, 05/15/2028	963,054
30,000	Energy Northwest Series B 2.81%, 07/01/2024	29,433
1,250,000	Indianapolis Local Public Improvement Bond Bank 6.00%, 01/15/2040	1,268,880
2,000,000	Port of Morrow Oregon 2.99%, 09/01/2036	1,573,598
600,000	State of Illinois 5.10%, 06/01/2033	569,575
1,000,000	University of North Carolina at Chapel Hill 3.85%, 12/01/2034	893,505
TOTAL MUNICIPAL BONDS AND NOTES — 0.15% (Cost $6,035,606)		$5,298,045
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Farm Credit Bank Funding Corp
1,000,000	3.10%, 08/15/2025	964,031
2,000,000	4.13%, 12/12/2025	1,945,088
Principal Amount		Fair Value
U.S. Government Agency Bonds and Notes — (continued)
	Federal Home Loan Bank
$ 600,000	5.75%, 06/12/2026	$ 612,077
4,000,000	1.00%, 10/07/2026	3,545,125
1,000,000	1.25%, 12/21/2026	892,957
6,000,000	3.25%, 11/16/2028(b)	5,610,946
	Federal Home Loan Mortgage Corp
5,000,000	1.50%, 02/12/2025	4,752,584
3,000,000	0.38%, 09/23/2025(b)	2,735,282
	Federal National Mortgage Association(b)
7,000,000	2.13%, 04/24/2026	6,529,024
4,000,000	0.88%, 08/05/2030	3,088,470
	Tennessee Valley Authority
1,000,000	0.75%, 05/15/2025	928,252
2,000,000	1.50%, 09/15/2031(b)	1,545,402
1,000,000	4.25%, 09/15/2052	819,583
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.96% (Cost $36,917,477)		$33,968,821
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
32,000,000	2.25%, 10/31/2024	30,936,250
20,000,000	2.25%, 11/15/2024	19,320,312
28,000,000	1.50%, 11/30/2024	26,789,219
41,500,000	1.38%, 01/31/2025	39,405,547
39,250,000	2.00%, 02/15/2025	37,543,545
38,250,000	0.50%, 03/31/2025	35,642,725
30,500,000	2.63%, 04/15/2025	29,333,613
26,250,000	2.13%, 05/15/2025	25,002,100
34,000,000	0.25%, 05/31/2025	31,351,719
38,500,000	0.25%, 06/30/2025	35,383,906
39,000,000	0.25%, 07/31/2025	35,709,375
25,000,000	0.25%, 08/31/2025	22,811,523
35,500,000	0.25%, 09/30/2025	32,305,000
16,000,000	2.25%, 11/15/2025	15,117,500
30,000,000	0.38%, 11/30/2025	27,181,641
26,000,000	0.38%, 01/31/2026	23,405,078
15,500,000	1.63%, 02/15/2026	14,358,086
30,000,000	0.50%, 02/28/2026	27,009,375
41,000,000	0.75%, 03/31/2026	37,076,172
16,500,000	0.75%, 04/30/2026	14,863,535
39,000,000	0.88%, 06/30/2026	35,090,859
35,500,000	0.63%, 07/31/2026	31,596,387
32,642,000	0.75%, 08/31/2026	29,067,956
34,000,000	2.00%, 11/15/2026	31,273,359
31,000,000	1.25%, 12/31/2026	27,769,219
16,000,000	0.63%, 03/31/2027	13,901,250
11,000,000	0.50%, 04/30/2027	9,484,062
3,000,000	2.38%, 05/15/2027	2,766,562
12,500,000	0.50%, 06/30/2027	10,708,496
10,000,000	2.25%, 08/15/2027	9,138,281
27,000,000	0.38%, 09/30/2027	22,790,742
15,000,000	0.50%, 10/31/2027	12,688,477
13,000,000	0.63%, 12/31/2027	10,992,109

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 8,000,000	2.75%, 02/15/2028	$ 7,398,750
26,000,000	1.13%, 02/29/2028	22,370,156
22,500,000	1.25%, 04/30/2028	19,371,094
16,000,000	2.88%, 05/15/2028	14,827,500
27,000,000	1.25%, 05/31/2028	23,187,305
36,500,000	1.00%, 07/31/2028	30,789,746
32,474,000	1.13%, 08/31/2028	27,501,419
17,000,000	3.13%, 11/15/2028	15,829,258
25,000,000	1.38%, 12/31/2028	21,233,398
3,500,000	2.63%, 02/15/2029	3,166,133
6,500,000	2.38%, 05/15/2029	5,776,367
6,500,000	2.75%, 05/31/2029	5,888,594
31,000,000	1.63%, 08/15/2029	26,306,406
13,500,000	3.13%, 08/31/2029	12,441,094
32,000,000	0.63%, 05/15/2030	24,763,750
19,250,000	0.63%, 08/15/2030	14,773,623
18,000,000	0.88%, 11/15/2030	14,003,437
16,000,000	1.13%, 02/15/2031	12,620,000
16,307,000	1.25%, 08/15/2031	12,745,577
2,000,000	1.38%, 11/15/2031	1,567,656
6,000,000	1.88%, 02/15/2032	4,873,828
6,700,000	2.88%, 05/15/2032	5,881,082
9,000,000	2.75%, 08/15/2032	7,793,437
3,000,000	3.50%, 02/15/2033	2,752,500
4,500,000	3.38%, 05/15/2033	4,080,937
9,500,000	1.13%, 05/15/2040	5,452,852
11,000,000	1.13%, 08/15/2040	6,252,812
7,500,000	1.38%, 11/15/2040	4,438,770
21,500,000	1.88%, 02/15/2041	13,869,180
35,901,000	1.75%, 08/15/2041	22,356,787
4,000,000	2.00%, 11/15/2041	2,595,781
14,500,000	2.38%, 02/15/2042	10,022,559
19,000,000	3.25%, 05/15/2042	15,140,625
22,500,000	3.38%, 08/15/2042	18,230,274
22,500,000	3.13%, 02/15/2043	17,418,164
27,000,000	3.88%, 05/15/2043	23,473,125
26,500,000	3.00%, 11/15/2044	19,778,731
13,000,000	2.50%, 02/15/2045	8,827,812
11,500,000	2.50%, 02/15/2046	7,717,578
4,500,000	3.00%, 02/15/2047	3,304,336
3,000,000	2.75%, 11/15/2047	2,092,031
16,500,000	1.25%, 05/15/2050	7,784,649
9,000,000	1.38%, 08/15/2050	4,391,719
10,000,000	1.63%, 11/15/2050	5,237,891
12,500,000	1.88%, 02/15/2051	7,005,859
28,976,000	2.00%, 08/15/2051	16,720,058
4,000,000	1.88%, 11/15/2051	2,229,531
12,000,000	2.25%, 02/15/2052	7,364,063
16,500,000	2.88%, 05/15/2052	11,698,887
33,000,000	3.00%, 08/15/2052	24,046,172
21,500,000	3.63%, 02/15/2053	17,781,172
29,000,000	3.63%, 05/15/2053	24,011,094
4,500,000	4.13%, 08/15/2053	4,085,156
TOTAL U.S. TREASURY BONDS AND NOTES — 41.11% (Cost $1,632,846,111)		$1,463,084,695
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.81%
$16,108,220	Undivided interest of 14.23% in a repurchase agreement (principal amount/value $113,517,620 with a maturity value of $113,567,757) with RBC Capital Markets Corp, 5.30%, dated 9/30/23 to be repurchased at $16,108,220 on 10/2/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 10/5/23 - 9/1/53, with a value of $115,787,972.(e)	$ 16,108,220
16,108,220	Undivided interest of 14.53% in a repurchase agreement (principal amount/value $111,153,217 with a maturity value of $111,202,310) with Bank of America Securities Inc, 5.30%, dated 9/30/23 to be repurchased at $16,108,220 on 10/2/23 collateralized by various U.S. Government Agency securities, 2.50% - 5.50%, 4/20/43 - 9/1/53, with a value of $113,376,281.(e)	16,108,220
16,108,220	Undivided interest of 14.78% in a repurchase agreement (principal amount/value $109,270,736 with a maturity value of $109,318,997) with Citigroup Global Markets Inc, 5.30%, dated 9/30/23 to be repurchased at $16,108,220 on 10/2/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.09%, 8/5/25 - 5/20/72, with a value of $111,456,151.(e)	16,108,220

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$16,108,220	Undivided interest of 22.28% in a repurchase agreement (principal amount/value $72,477,196 with a maturity value of $72,509,207) with Bank of Montreal, 5.30%, dated 9/30/23 to be repurchased at $16,108,220 on 10/2/23 collateralized by Federal National Mortgage Association securities, 2.50% - 6.00%, 10/1/31 - 10/1/53, with a value of $73,926,740.(e)	$ 16,108,220
TOTAL SHORT TERM INVESTMENTS — 1.81% (Cost $64,432,880)		$64,432,880
TOTAL INVESTMENTS — 101.69% (Cost $4,084,757,220)		$3,618,654,893
OTHER ASSETS & LIABILITIES, NET — (1.69)%		$(60,094,555)
TOTAL NET ASSETS — 100.00%		$3,558,560,338
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	All or a portion of the security is on loan at September 29, 2023.
(c)	Restricted security; further details of these securities are included in a subsequent table.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Collateral received for securities on loan.
LP	Limited Partnership
REIT	Real Estate Investment Trust
At September 29, 2023, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Corporate Bonds and Notes
JPMorgan Chase & Co	0.77%	08/09/2025	09/13/2021-10/04/2021	$4,722,690	$4,504,297	0.13%
Shell International Finance BV	2.38	11/07/2029	09/13/2021-08/29/2022	1,084,209	1,000,265	0.03
Shell International Finance BV	6.38	12/15/2038	09/13/2021-10/04/2021	254,266	186,628	0.01
Shell International Finance BV	4.38	05/11/2045	09/13/2021-09/27/2021	175,986	114,892	0.00
Shell International Finance BV	4.00	05/10/2046	09/13/2021-10/04/2021	209,950	135,472	0.00
Shell International Finance BV	3.25	04/06/2050	09/13/2021-10/04/2021	192,112	116,199	0.00
				$6,639,213	$6,057,753	0.17%
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 29, 2023

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2023, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.

September 29, 2023

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 29, 2023